UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2021

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Liquidity Funds

ESG Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

April 30, 2021

2021 Semi-Annual Report

April 30, 2021

Table of Contents

Shareholders' Letter	2
Performance Summary	3
Expense Examples	4
Portfolio of Investments:
ESG Money Market Portfolio	6
Prime Portfolio	9
Government Portfolio	12
Government Securities Portfolio	19
Treasury Portfolio	20
Treasury Securities Portfolio	22
Tax-Exempt Portfolio	23
Statements of Assets and Liabilities	25
Statements of Operations	29
Statements of Changes in Net Assets	31
Financial Highlights	38
Notes to Financial Statements	53
Privacy Notice	60
Trustee and Officer Information	63

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the "Trust"). To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access fund information about the Trust including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/liquidityshareholderreports.

There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders:

We are pleased to present the Morgan Stanley Institutional Liquidity Funds (the "Trust") Semi-Annual Report for the period ended April 30, 2021. The Trust currently offers seven funds (ESG Money Market, Prime, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt), which together are designed to provide flexible cash management options. The Trust's funds provide investors with a means to help them meet specific cash investment needs, whether they need a rated fund, capital preservation, or tax-efficient returns.

Sincerely,

John H. Gernon
President and Principal Executive Officer

May 2021

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Performance Summary

The seven-day current and seven-day effective yields (effective yield assumes an annualization of the current yield with all dividends reinvested) as of April 30, 2021 were as follows:

	Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
ESG Money Market	0.05%	0.05%	0.05%	0.05%	N/A	N/A	N/A	N/A	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	—	—
Prime	0.06%	0.06%	0.06%	0.06%	N/A	N/A	N/A	N/A	0.06%	0.06%	N/A	N/A	0.06%	0.06%	—	—
Government	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Government Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	—	—
Treasury	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Treasury Securities	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Tax-Exempt	0.01%	0.01%	0.01%	0.01%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	0.01%	0.01%	—	—
	Non-Subsidized Yields
	Institutional Class		Institutional Select Class		Investor Class		Administrative Class		Advisory Class		Participant Class		Cash Management Class		Select Class
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Fund:
ESG Money Market	–0.02%	–0.02%	–0.07%	–0.07%	N/A	N/A	N/A	N/A	–0.27%	–0.27%	–0.52%	–0.52%	–0.17%	–0.17%	—	—
Prime	–0.01%	–0.01%	–0.06%	–0.06%	N/A	N/A	N/A	N/A	–0.25%	–0.25%	N/A	N/A	–0.16%	–0.16%	—	—
Government	–0.14%	–0.14%	–0.19%	–0.19%	–0.24%	–0.24%	–0.29%	–0.29%	–0.39%	–0.39%	–0.64%	–0.64%	–0.29%	–0.29%	–0.94%	–0.93%
Government Securities	–0.17%	–0.17%	–0.22%	–0.22%	–0.27%	–0.27%	–0.32%	–0.32%	–0.42%	–0.42%	–0.67%	–0.67%	–0.32%	–0.32%	—	—
Treasury	–0.16%	–0.16%	–0.21%	–0.21%	–0.26%	–0.26%	–0.31%	–0.31%	–0.41%	–0.41%	–0.66%	–0.66%	–0.31%	–0.31%	–0.96%	–0.96%
Treasury Securities	–0.16%	–0.16%	–0.21%	–0.21%	–0.26%	–0.26%	–0.31%	–0.31%	–0.41%	–0.41%	–0.66%	–0.66%	–0.31%	–0.31%	–0.96%	–0.96%
Tax-Exempt	–0.26%	–0.26%	–0.31%	–0.31%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	–0.41%	–0.41%	—	—

The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown.

Government, Government Securities, Treasury and Treasury Securities are STABLE NAV FUNDS. You could lose money by investing in these Funds. Although the Funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Morgan Stanley and its affiliates (the "sponsor") has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. ESG Money Market, Prime and Tax-Exempt are FLOATING NAV FUNDS. You could lose money by investing in these Funds. Because the share price of these Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Funds' liquidity falls below required minimums because of market conditions or other factors. An investment in these Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds' sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time. Please read the Trust's prospectuses carefully before you invest or send money.

The Tax-Exempt Portfolio may invest a portion of its total assets in bonds that may subject certain investors to the federal Alternative Minimum Tax (AMT). Investors should consult their tax adviser for further information on tax implications.

Yield quotation more closely reflects the current earnings of the Funds than the total return. As with all money market funds, yields will fluctuate as market conditions change and the seven-day yields are not necessarily indicative of future performance.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Expense Examples

As a shareholder of a Fund, you incur ongoing costs, which might include advisory fees, administration plan fees, service and shareholder administration plan fees, distribution plan fees, shareholder services fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2021 and held for the entire six-month period.

Actual Expenses

The table on the following page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table on the following page provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information for each class in the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Expense Examples (cont'd)

	Beginning Account Value 11/1/20	Actual Ending Account Value 4/30/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
ESG Money Market Portfolio Institutional Class	$1,000.00	$1,000.36	$1,024.18	$0.75	$0.76	0.15%
ESG Money Market Portfolio Institutional Select Class	1,000.00	1,000.06	1,023.98	0.95	0.96	0.19
ESG Money Market Portfolio Advisory Class	1,000.00	1,000.06	1,023.88	1.05	1.06	0.21
ESG Money Market Portfolio Participant Class	1,000.00	999.96	1,023.88	1.05	1.06	0.21
ESG Money Market Portfolio Cash Management Class	1,000.00	1,000.07	1,023.88	1.05	1.06	0.21
Prime Portfolio Institutional Class	1,000.00	1,000.49	1,024.23	0.70	0.71	0.14
Prime Portfolio Institutional Select Class	1,000.00	1,000.16	1,023.98	0.95	0.96	0.19
Prime Portfolio Advisory Class	1,000.00	1,000.17	1,023.88	1.05	1.06	0.21
Prime Portfolio Cash Management Class	1,000.00	1,000.07	1,023.88	1.05	1.06	0.21
Government Portfolio Institutional Class	1,000.00	1,000.13	1,024.53	0.40	0.40	0.08
Government Portfolio Institutional Select Class	1,000.00	1,000.13	1,024.53	0.40	0.40	0.08
Government Portfolio Investor Class	1,000.00	1,000.13	1,024.53	0.40	0.40	0.08
Government Portfolio Administrative Class	1,000.00	1,000.13	1,024.53	0.40	0.40	0.08
Government Portfolio Advisory Class	1,000.00	1,000.13	1,024.53	0.40	0.40	0.08
Government Portfolio Participant Class	1,000.00	1,000.13	1,024.53	0.40	0.40	0.08
Government Portfolio Cash Management Class	1,000.00	1,000.13	1,024.53	0.40	0.40	0.08
Government Portfolio Select Class	1,000.00	1,000.13	1,024.53	0.40	0.40	0.08
Government Securities Portfolio Institutional Class	1,000.00	1,000.05	1,024.53	0.40	0.40	0.08
Government Securities Portfolio Institutional Select Class	1,000.00	1,000.04	1,024.53	0.40	0.40	0.08
Government Securities Portfolio Investor Class	1,000.00	1,000.04	1,024.53	0.40	0.40	0.08
Government Securities Portfolio Administrative Class	1,000.00	1,000.04	1,024.53	0.40	0.40	0.08
Government Securities Portfolio Advisory Class	1,000.00	1,000.05	1,024.53	0.40	0.40	0.08
Government Securities Portfolio Participant Class	1,000.00	1,000.05	1,024.53	0.40	0.40	0.08
Government Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,024.53	0.40	0.40	0.08
Treasury Portfolio Institutional Class	1,000.00	1,000.05	1,024.43	0.50	0.50	0.10
Treasury Portfolio Institutional Select Class	1,000.00	1,000.05	1,024.43	0.50	0.50	0.10
Treasury Portfolio Investor Class	1,000.00	1,000.05	1,024.43	0.50	0.50	0.10
Treasury Portfolio Administrative Class	1,000.00	1,000.05	1,024.43	0.50	0.50	0.10
Treasury Portfolio Advisory Class	1,000.00	1,000.05	1,024.43	0.50	0.50	0.10
Treasury Portfolio Participant Class	1,000.00	1,000.05	1,024.43	0.50	0.50	0.10
Treasury Portfolio Cash Management Class	1,000.00	1,000.05	1,024.43	0.50	0.50	0.10
Treasury Portfolio Select Class	1,000.00	1,000.04	1,024.43	0.50	0.50	0.10
Treasury Securities Portfolio Institutional Class	1,000.00	1,000.05	1,024.53	0.40	0.40	0.08
Treasury Securities Portfolio Institutional Select Class	1,000.00	1,000.05	1,024.53	0.40	0.40	0.08
Treasury Securities Portfolio Investor Class	1,000.00	1,000.04	1,024.53	0.40	0.40	0.08
Treasury Securities Portfolio Administrative Class	1,000.00	1,000.05	1,024.53	0.40	0.40	0.08
Treasury Securities Portfolio Advisory Class	1,000.00	1,000.05	1,024.53	0.40	0.40	0.08
Treasury Securities Portfolio Participant Class	1,000.00	1,000.05	1,024.53	0.40	0.40	0.08
Treasury Securities Portfolio Cash Management Class	1,000.00	1,000.05	1,024.53	0.40	0.40	0.08
Treasury Securities Portfolio Select Class	1,000.00	1,000.04	1,024.53	0.40	0.40	0.08
Tax-Exempt Portfolio Institutional Class	1,000.00	1,000.05	1,024.43	0.50	0.50	0.10
Tax-Exempt Portfolio Institutional Select Class	1,000.00	1,000.04	1,024.43	0.50	0.50	0.10
Tax-Exempt Portfolio Cash Management Class	1,000.00	1,000.05	1,024.43	0.50	0.50	0.10

*    Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182***/365 (to reflect the most recent one-half year period).

**    Annualized.

***  Adjusted to reflect non-business day accruals.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments

ESG Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (10.0%)
Domestic Bank (0.8%)
Citibank NA
0.27%, 6/14/21	$25,000	$25,005
International Banks (9.2%)
Credit Suisse NY,
0.28%, 6/4/21 - 6/24/21	45,000	45,007
0.29%, 10/8/21	75,000	75,004
0.31%, 9/24/21	40,000	40,006
Oversea Chinese Banking Corporation Ltd.,
0.20%, 11/5/21	25,000	25,000
0.30%, 8/13/21	75,000	75,033
Sumitomo Mitsui Trust Bank Ltd.,
0.06%, 5/5/21	25,000	25,000
		285,050
Total Certificates of Deposit (Cost $310,000)		310,055
Commercial Paper (a) (23.9%)
Consumer, Non-Cyclical (5.0%)
LVMH Moet Hennessy Louis Vuitton Inc.,
0.22%, 6/18/21 - 7/9/21	153,700	153,678
International Banks (18.9%)
Canadian Imperial Bank of Commerce
0.20%, 12/7/21 - 12/16/21	75,000	74,916
Federation des Caisses Desjardins du Quebec,
0.05%, 5/7/21	25,000	25,000
0.06%, 5/6/21	35,000	35,000
Goldman Sachs International
0.21%, 9/22/21	2,500	2,498
Oversea Chinese Banking Corporation Ltd.,
0.20%, 11/5/21	25,000	24,976
0.28%, 7/15/21	35,000	34,992
Royal Bank of Canada
0.30%, 11/30/21	65,000	64,940
Suncorp-Metway Ltd.,
0.20%, 9/15/21	75,000	74,916
0.21%, 9/21/21 (b)	50,000	49,941
Svenska Handelsbanken AB,
0.28%, 12/21/21	25,000	24,972
0.30%, 12/8/21	40,000	39,958
Toronto Dominion Bank
0.05%, 5/7/21	50,000	49,999
United Overseas Bank Ltd.,
0.28%, 8/20/21	50,000	49,977
0.30%, 11/23/21	30,000	29,968
		582,053
Total Commercial Paper (Cost $735,589)		735,731
Corporate Bond (0.3%)
International Banks (0.3%)
Nationwide Building Society
2.45%, 7/27/21 (b) (Cost $7,838)	7,800	7,841
	Face Amount (000)	Value (000)
Floating Rate Notes (c) (14.5%)
Domestic Bank (0.7%)
Bank of America NA
0.27%, 1/14/22	$20,000	$20,020
International Banks (13.8%)
Bank of Montreal,
3 Month USD LIBOR + 0.11%, 0.30%, 12/15/21	30,000	30,019
National Australia Bank Ltd.,
SOFR + 0.20%, 1.24%, 4/22/22 (b)	75,000	75,011
Royal Bank of Canada,
3 Month USD LIBOR + 0.11%, 0.29%, 12/14/21 (b)	40,000	40,026
3 Month USD LIBOR + 0.11%, 0.30%, 12/16/21	25,000	25,016
Sumitomo Mitsui Banking Corp.,
3 Month USD LIBOR + 0.06%, 0.26%, 6/23/21	18,000	18,002
Svenska Handelsbanken AB,
3 Month USD LIBOR + 0.08%, 0.26%, 12/14/21 (b)	20,000	20,008
Toronto Dominion Bank,
SOFR + 0.20%, 0.21%, 2/16/22 (b)	20,000	20,007
3 Month USD LIBOR + 0.13%, 0.33%, 7/1/21 (b)	48,000	48,013
UBS AG London,
SOFR + 0.21%, 0.22%, 8/11/21 (b)	100,000	100,002
3 Month USD LIBOR + 0.10%, 0.29%, 9/3/21 (b)	50,000	50,000
		426,104
Total Floating Rate Notes (Cost $446,000)		446,124
Repurchase Agreements (33.5%)
ABN Amro Securities LLC, (Interest in $1,000,000 joint repurchase agreement, 0.02% dated 4/30/21 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,000,002 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/51; valued at $1,029,644)	185,000	185,000
ABN Amro Securities LLC, (0.25%, dated 4/30/21, due 5/3/21; proceeds $25,001; fully collateralized by U.S. Government agency securities, 3.50% due 4/20/48, and various Corporate Bonds, 0.00% - 8.25% due 7/15/21 - 3/22/61 (d); valued at $26,123)	25,000	25,000
Bank of America Securities, Inc., (0.37% (c), dated 9/2/20, due 7/4/21; proceeds $75,235; fully collateralized by various U.S. Government obligations due 5/18/21 - 11/4/21; and various Common Stocks and Preferred Stocks valued at $78,662) (Demand 5/3/21)	75,000	75,000

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

ESG Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BMO Capital Markets Corp., (0.21%, dated 1/19/21, due 7/19/21; proceeds $15,016; fully collateralized by various Corporate Bonds, 0.50% - 7.25% due 2/21/22 - 1/25/52; valued at $15,975) (Demand 5/7/21)	$15,000	$15,000
BNP Paribas Prime Brokerage, Inc., (0.35%, dated 4/30/21, due 5/3/21; proceeds $50,001; fully collateralized by various Corporate Bonds, 2.86% - 11.00% due 11/15/21 - 5/15/68 (d); valued at $52,899)	50,000	50,000
BNP Paribas Prime Brokerage, Inc., (0.42%, dated 3/23/21, due 6/28/21; proceeds $50,057; fully collateralized by various Corporate Bonds, 3.63% - 11.50% due 6/1/23 - 9/24/73 (d); valued at $53,054)	50,000	50,000
BNP Paribas Securities Corp., (0.40%, dated 3/22/21, due 6/21/21; proceeds $50,051; fully collateralized by various Corporate Bonds, 2.63% - 11.50% due 11/15/21 - 4/15/31; valued at $53,000)	50,000	50,000
Credit Agricole Corporate and Investment Bank, (0.14%, dated 4/26/21, due 5/3/21; proceeds $100,003; fully collateralized by various U.S. Government obligation, 0.00% - 3.63% due 10/7/21 - 2/15/44 and various Corporate Bonds, 1.10% - 6.88% due 7/26/21 - 3/22/61 (d); valued at $104,527)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (0.17%, dated 3/4/21, due 5/4/21; proceeds $35,010; fully collateralized by various U.S. Government obligation, 0.00% - 2.63% due 5/6/21 - 2/15/32 and various Corporate Bonds, 0.40% - 6.75% due 4/19/22 - 6/15/50 (d); valued at $36,369)	35,000	35,000
Credit Agricole Corporate and Investment Bank, (0.17%, dated 3/16/21, due 5/17/21; proceeds $15,004; fully collateralized by various U.S. Government obligation, 0.00% - 1.00% due 11/15/21 - 2/15/48 and various Corporate Bonds, 0.93% - 7.50% due 1/17/23 - 11/1/46 (d); valued at $15,505) (Demand 5/7/21)	15,000	15,000
ING Financial Markets LLC, (0.13%, dated 4/30/21, due 5/3/21; proceeds $31,000; fully collateralized by various Corporate Bonds, 1.30% - 6.90% due 6/15/22 - 5/1/50; valued at $32,550)	31,000	31,000
Mizuho Securities USA LLC, (0.20%, dated 4/30/21, due 5/3/21; proceeds $100,002; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000)	100,000	100,000
RBC Capital Markets LLC, (0.16%, dated 4/28/21, due 5/5/21; proceeds $23,001; fully collateralized by various Corporate Bonds, 1.11% - 5.95% due 4/15/22 - 4/20/67 (d); valued at $24,150)	23,000	23,000
Scotia Capital USA, Inc., (0.40%, dated 4/30/21, due 5/3/21; proceeds $100,003; fully collateralized by various Corporate Bonds, 0.33% - 9.38% due 5/10/21 - 2/25/50 (d); valued at $105,481)	100,000	100,000
	Face Amount (000)	Value (000)
Societe Generale, (0.18%, dated 4/30/21, due 5/3/21; proceeds $70,001; fully collateralized by various Corporate Bonds, 0.25% - 8.60% due 6/24/21 - 4/22/51; valued at $73,502)	$70,000	$70,000
Societe Generale, (0.19%, dated 3/17/21, due 6/17/21; proceeds $25,012; fully collateralized by various Common Stocks and Preferred Stocks; valued at $26,263) (Demand 5/7/21)	25,000	25,000
Societe Generale, (0.27%, dated 4/30/21, due 5/3/21; proceeds $55,001; fully collateralized by various Corporate Bonds, 2.69% - 11.50% due 11/15/21 - 9/30/39 (d); valued at $58,302)	55,000	55,000
TD Securities (USA) LLC, (0.15%, dated 4/30/21, due 5/3/21; proceeds $30,000; fully collateralized by various Corporate Bonds, 2.25% - 4.95% due 2/1/32 - 6/1/47; valued at $31,501)	30,000	30,000
Total Repurchase Agreements (Cost $1,034,000)		1,034,000
Time Deposits (17.8%)
International Banks (17.8%)
DNB Bank ASA (New York Branch)
0.02%, 5/3/21	150,000	150,000
Mizuho Bank Ltd.,
0.05%, 5/3/21	50,000	50,000
National Bank of Canada (Montreal Branch)
0.05%, 5/3/21	150,000	150,000
Natixis (New York Branch)
0.02%, 5/3/21	50,000	50,000
Skandinaviska Enskilda Banken AB
0.02%, 5/3/21	150,000	150,000
Total Time Deposits (Cost $550,000)		550,000
Total Investments (100.0%) (Cost $3,083,427) (e)		3,083,751
Other Assets in Excess of Liabilities (0.0%) (f)		608
Net Assets (100.0%)		$3,084,359

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2021.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

ESG Money Market Portfolio

(e)  At April 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $372,000 and the aggregate gross unrealized depreciation is approximately $48,000, resulting in net unrealized appreciation of approximately $324,000.

(f)  Amount is less than 0.05%.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	33.5%
Commercial Paper	23.9
Time Deposits	17.8
Floating Rate Notes	14.5
Certificates of Deposit	10.1
Other*	0.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (7.1%)
Domestic Bank (1.0%)
Citibank NA
0.27%, 6/14/21	$145,000	$145,033
International Banks (6.1%)
Credit Suisse NY,
0.22%, 11/29/21	175,000	174,910
0.28%, 6/4/21 - 6/24/21	210,000	210,032
0.29%, 10/8/21	175,000	175,008
0.31%, 9/24/21	97,000	97,015
KBC Bank NV
0.06%, 5/3/21	100,000	100,000
Sumitomo Mitsui Trust Bank Ltd.,
0.06%, 5/5/21	175,000	175,000
		931,965
Total Certificates of Deposit (Cost $1,077,000)		1,076,998
Commercial Paper (a) (31.1%)
Asset-Backed Diversified Financial Services (3.9%)
Chesham Finance LLC,
0.10%, 5/3/21	451,500	451,498
Collateralized Commercial Paper FLEX Co. LLC,
0.22%, 11/5/21	30,000	29,971
0.32%, 11/10/21	25,000	24,975
0.34%, 12/1/21 - 12/6/21	38,000	37,957
Collateralized Commercial Paper V Co. LLC,
0.22%, 10/29/21	50,000	49,953
		594,354
Consumer, Non-Cyclical (3.9%)
LVMH Moet Hennessy Louis Vuitton Inc.,
0.21%, 7/19/21	38,400	38,391
0.22%, 6/18/21 - 7/12/21	561,043	560,962
		599,353
Insurance (0.2%)
Pricoa Short Term Funding LLC
0.27%, 7/2/21	35,000	34,992
International Banks (23.1%)
Barclays Bank PLC,
0.18%, 8/9/21 (b)	200,000	199,891
0.20%, 5/12/21 - 5/18/21 (b)	320,000	319,993
Canadian Imperial Bank of Commerce,
0.20%, 12/7/21 - 12/16/21	525,000	524,408
Federation des Caisses Desjardins du Quebec,
0.05%, 5/7/21	75,000	74,999
0.06%, 5/6/21	100,000	99,999
FMS Wertmanagement,
0.16%, 6/21/21	25,000	24,997
0.28%, 9/7/21	104,400	104,348
Goldman Sachs International,
0.30%, 9/16/21 - 9/20/21	400,000	399,713
Mizuho Bank Ltd.,
0.19%, 6/17/21	45,625	45,618
	Face Amount (000)	Value (000)
Royal Bank of Canada
0.30%, 11/30/21	$195,000	$194,819
Skandinaviska Enskilda Banken AB,
0.19%, 11/3/21	75,000	74,935
0.20%, 11/18/21 (b)	300,000	299,719
Sumitomo Mitsui Trust Bank Ltd.,
0.19%, 6/24/21	25,000	24,996
Suncorp-Metway Ltd.,
0.20%, 9/22/21	45,000	44,947
Svenska Handelsbanken AB,
0.28%, 12/21/21	124,000	123,860
0.30%, 12/8/21	360,000	359,625
Toronto Dominion Bank
0.05%, 5/7/21	150,000	149,998
Toyota Credit Canada, Inc.
0.23%, 1/18/22	95,000	94,844
UBS AG London
0.22%, 12/1/21 (b)	200,000	199,956
United Overseas Bank Ltd.,
0.30%, 11/23/21	135,000	134,856
		3,496,521
Total Commercial Paper (Cost $4,724,135)		4,725,220
Floating Rate Notes (c) (12.7%)
Domestic Bank (0.5%)
Bank of America NA
0.27%, 1/14/22	80,000	80,081
Insurance (0.7%)
Metropolitan Life Global Funding I,
SOFR + 0.50%, 0.51%, 5/28/21 (b)	100,000	100,025
International Banks (11.5%)
Bank of Montreal,
3 Month USD LIBOR + 0.11%, 0.30%, 12/15/21	145,000	145,093
Credit Suisse NY
FEDL01+0.52%, 0.58%, 5/28/21	50,000	50,015
Royal Bank of Canada,
3 Month USD LIBOR + 0.11%, 0.29%, 12/14/21 (b)	160,000	160,103
3 Month USD LIBOR + 0.11%, 0.30%, 12/16/21	200,000	200,129
3 Month USD LIBOR + 0.11%, 0.30%, 12/16/21 (b)	75,000	75,049
Skandinaviska Enskilda Banken AB,
3 Month USD LIBOR + 0.43%, 0.62%, 5/17/21 (b)	18,500	18,503
Svenska Handelsbanken AB,
3 Month USD LIBOR + 0.08%, 0.26%, 12/14/21 (b)	80,000	80,032
Toronto Dominion Bank,
SOFR + 0.20%, 0.21%, 2/16/22 (b)	220,000	220,073
SOFR + 0.20%, 0.26%, 2/16/22	140,000	140,047
3 Month USD LIBOR + 0.13%, 0.33%, 7/1/21 (b)	190,000	190,051

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
UBS AG London,
SOFR + 0.21%, 0.22%, 8/11/21 (b)	$300,000	$300,005
3 Month USD LIBOR + 0.10%, 0.29%, 9/3/21 (b)	175,000	175,000
		1,754,100
Total Floating Rate Notes (Cost $1,933,515)		1,934,206
Repurchase Agreements (35.0%)
ABN Amro Securities LLC, (Interest in $1,000,000 joint repurchase agreement, 0.02% dated 4/30/21 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1000,002 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/51; valued at $1,029,644)	775,000	775,000
ABN Amro Securities LLC, (0.25%, dated 4/30/21, due 5/3/21; proceeds $49,001; fully collateralized by a U.S. Government agency security, 3.50% due 4/20/48 and various Corporate Bonds, 0.38% - 8.25% due 2/3/22 - 3/22/61; valued at $51,255)	49,000	49,000
BMO Capital Markets Corp., (0.15% dated, 4/30/21, due 5/3/21; proceeds $149,002; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 7/1/31 - 3/15/59, and various Corporate Bonds, 0.51% - 9.63% due 10/25/21 - 12/15/67 (d); valued at $156,663)	149,000	149,000
BMO Capital Markets Corp., (0.21%, dated 1/19/21, due 7/19/21; proceeds $85,090; fully collateralized by various Corporate Bonds, 0.79% - 6.68% due 9/22/21 - 1/25/52; valued at $89,400) (Demand 5/7/21)	85,000	85,000
BNP Paribas Prime Brokerage, Inc., (0.35%, dated 4/30/21, due 5/3/21; proceeds $485,014; fully collateralized by various Corporate Bonds, 1.04% - 12.00% due 2/15/23 - 10/15/97 (d); valued at $513,166)	485,000	485,000
BNP Paribas Prime Brokerage, Inc., (0.42%, dated 3/23/21, due 6/28/21; proceeds $210,238; fully collateralized by various Corporate Bonds, 2.23% - 11.50% due 7/15/22 - 9/15/79 (d); valued at $222,616)	210,000	210,000
BNP Paribas Prime Brokerage, Inc., (0.42%, dated 4/19/21, due 6/28/21; proceeds $30,025; fully collateralized by various Corporate Bonds, 7.00% - 7.75% due 9/1/25 - 9/30/26; valued at $31,826)	30,000	30,000
BNP Paribas Securities Corp., (Interest in $2,050,000 joint repurchase agreement, 0.01% dated 4/30/21 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $2,050,002 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/20/67 (d); valued at $2,092,758)	419,000	419,000
	Face Amount (000)	Value (000)
Credit Agricole Corporate and Investment Bank, (0.14%, dated 4/26/21, due 5/3/21; proceeds $540,015; fully collateralized by various U.S. Government obligations, 0.00% - 3.00% due 5/15/21 - 2/15/50 and various Corporate Bonds, 0.40% - 7.75% due 6/24/21 - 9/16/62 (d); valued at $565,580)	$540,000	$540,000
Credit Agricole Corporate and Investment Bank, (0.14%, dated 4/30/21, due 5/7/21; proceeds $192,005; fully collateralized by various U.S. Government obligations, 0.00% - 0.75% due 5/15/21 - 2/15/42 and various Corporate Bonds, 0.40% - 7.75% due 6/24/21 - 2/1/61 (d); valued at $201,317)	192,000	192,000
Credit Agricole Corporate and Investment Bank, (0.17%, dated 3/4/21, due 5/4/21; proceeds $5,001; fully collateralized by a U.S. Government obligation, 0.00% due 10/7/21 and various Corporate Bonds, 2.65% - 4.20% due 2/6/27 - 1/22/30; valued at $5,250)	5,000	5,000
JP Morgan Securities LLC, (0.27% (c), dated 3/18/21, due 5/7/21; proceeds $90,034; fully collateralized by various Corporate Bonds, 0.00% - 3.38% due 6/22/23 - 1/15/31 (d); and various Common Stocks and Preferred Stocks valued at $96,093) (Demand 5/3/21)	90,000	90,000
JP Morgan Securities LLC, (0.30% (c), dated 7/8/20, due 5/7/21; proceeds $300,758; fully collateralized by various Corporate Bonds, 3.50% - 11.50% due 6/15/21 - 1/22/78 (d); valued at $318,066) (Demand 5/3/21)	300,000	300,000
JP Morgan Securities LLC, (0.43% (c), dated 9/1/20, due 7/4/21; proceeds $100,366; fully collateralized by various Corporate Bonds, 0.00% - 1.25% due 6/22/23 - 12/15/25 (d); and various Common Stocks and Preferred Stocks valued at $107,570) (Demand 5/3/21)	100,000	100,000
JP Morgan Securities LLC, (0.43% (c), dated 9/4/20, due 7/4/21; proceeds $100,362; fully collateralized by various Corporate Bonds, 0.00% - 3.13% due 9/15/22 - 12/15/25 (d); and various Common Stocks and Preferred Stocks valued at $106,457) (Demand 5/3/21)	100,000	100,000
Mizuho Securities USA LLC, (0.20%, dated 4/30/21, due 5/3/21; proceeds $135,002; fully collateralized by various Common Stocks and Preferred Stocks; valued at $141,750)	135,000	135,000
RBC Capital Markets LLC, (0.16%, dated 4/28/21, due 5/5/21; proceeds $100,003; fully collateralized by various Corporate Bonds, 0.53% - 10.20% due 5/13/21 - 5/17/66; valued at $105,000)	100,000	100,000
Scotia Capital USA, Inc., (0.40%, dated 4/30/21, due 5/3/21; proceeds $400,013; fully collateralized by various Corporate Bonds, 3.50% - 8.38% due 6/1/21 - 6/15/25; valued at $424,001)	400,000	400,000
Societe Generale, (0.18%, dated 4/30/21, due 5/3/21; proceeds $65,001; fully collateralized by various Corporate Bonds, 0.25% - 7.83% due 6/25/21 - 6/1/38; valued at $68,252)	65,000	65,000

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Societe Generale, (0.19%, dated 3/17/21, due 6/17/21; proceeds $320,155; fully collateralized by various Common Stocks and Preferred Stocks; valued at $336,163) (Demand 5/7/21)	$320,000	$320,000
Societe Generale, (0.27%, dated 4/30/21, due 5/3/21; proceeds $345,008; fully collateralized by various Corporate Bonds, 0.00% - 13.00% due 9/15/21 - 3/26/79 (d); valued at $365,654)	345,000	345,000
TD Securities (USA) LLC, (0.15%, dated 4/30/21, due 5/3/21; proceeds $25,000; fully collateralized by various Corporate Bonds, 2.25% - 4.75% due 2/1/32 - 2/15/44; valued at $26,251)	25,000	25,000
Wells Fargo Securities LLC, (0.15%, dated 4/30/21, due 5/3/21; proceeds $95,001; fully collateralized by various Corporate Bonds, 2.40% - 9.45% due 8/1/21 - 9/30/59 (d); valued at $99,750)	95,000	95,000
Wells Fargo Securities LLC, (0.39%, dated 2/4/21, due 5/4/21; proceeds $175,169; fully collateralized by various Corporate Bonds, 0.00% - 6.50% due 5/13/21 - 3/17/62 (d); valued at $183,751)	175,000	175,000
Wells Fargo Securities LLC, (0.40%, dated 4/23/21, due 7/22/21; proceeds $10,010; fully collateralized by various Common Stocks and Preferred Stocks; valued at $10,500)	10,000	10,000
Wells Fargo Securities LLC, (0.44%, dated 2/5/21, due 5/5/21; proceeds $35,038; fully collateralized by various Common Stocks and Preferred Stocks; valued at $36,750)	35,000	35,000
Wells Fargo Securities LLC, (0.44%, dated 3/5/21, due 6/3/21; proceeds $80,088; fully collateralized by various Common Stocks and Preferred Stocks; valued at $84,000)	80,000	80,000
Total Repurchase Agreements (Cost $5,314,000)		5,314,000
Time Deposits (14.1%)
International Banks (14.1%)
Canadian Imperial Bank of Commerce
0.02%, 5/3/21	100,000	100,000
DNB Bank ASA (New York Branch)
0.02%, 5/3/21	109,000	109,000
Mizuho Bank Ltd.,
0.05%, 5/3/21	550,000	550,000
National Bank of Canada (Montreal Branch)
0.05%, 5/3/21	687,000	687,000
Natixis (New York Branch)
0.02%, 5/3/21	350,000	350,000
Skandinaviska Enskilda Banken AB
0.02%, 5/3/21	350,000	350,000
Total Time Deposits (Cost $2,146,000)		2,146,000
Total Investments (100.0%) (Cost $15,194,650) (e)		15,196,424
Other Assets in Excess of Liabilities (0.0%) (f)		1,281
Net Assets (100.0%)		$15,197,705

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2021.

(e)  At April 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,941,000 and the aggregate gross unrealized depreciation is approximately $167,000, resulting in net unrealized appreciation of approximately $1,774,000.

(f)  Amount is less than 0.05%.

FEDL  U.S. Federal Funds Effective Rate.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	35.0%
Commercial Paper	31.1
Time Deposits	14.1
Floating Rate Notes	12.7
Certificates of Deposit	7.1
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (51.6%)
ABN Amro Securities LLC, (Interest in $700,000 joint repurchase agreement, 0.01% dated 4/30/21 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $700,001 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/50; valued at $714,000)	$339,000	$339,000
Bank of America Securities, Inc., (0.04%, dated 3/18/21, due 9/23/21; proceeds $500,105; fully collateralized by various U.S. Government obligations, 0.00% due 5/15/44 - 11/15/48 (a); valued at $510,000) (Demand 5/7/21)	500,000	500,000
Bank of America Securities, Inc., (0.04%, dated 3/22/21, due 9/24/21; proceeds $550,114; fully collateralized by various U.S. Government obligations, 0.00% due 11/15/39 - 8/15/50 (a); valued at $561,000) (Demand 5/7/21)	550,000	550,000
Bank of Montreal, (0.03%, dated 4/16/21, due 5/17/21; proceeds $250,006; fully collateralized by various U.S. Government agency securities, 2.00% - 3.00% due 10/1/50 - 5/15/60 (a); valued at $257,500) (Demand 5/7/21)	250,000	250,000
Bank of Montreal, (0.20%, dated 3/22/21, due 6/21/21; proceeds $75,038; fully collateralized by various U.S. Government agency securities, 1.44% - 3.62% due 1/1/31 - 3/20/51 (a); valued at $77,250) (Demand 5/7/21)	75,000	75,000
Bank of Montreal, (0.20%, dated 3/29/21, due 6/21/21; proceeds $50,023; fully collateralized by various U.S. Government agency securities, 1.50% - 3.00% due 4/1/36 - 11/20/49 (a); valued at $51,500) (Demand 5/7/21)	50,000	50,000
Bank of Montreal, (0.20%, dated 4/6/21, due 5/6/21; proceeds $50,008; fully collateralized by various U.S. Government agency securities, 1.50% - 3.00% due 1/25/51 - 4/20/51 (a); valued at $51,500)	50,000	50,000
Bank of Montreal, (0.20%, dated 4/30/21, due 5/3/21; proceeds $50,001; fully collateralized by various U.S. Government agency securities, 2.50% - 3.00% due 1/16/51 - 4/20/51 and U.S. Government obligations, 1.25% - 3.00% due 8/15/48 - 5/15/50; valued at $51,448)	50,000	50,000
Bank of Montreal, (0.21%, dated 3/15/21, due 6/17/21; proceeds $75,041; fully collateralized by various U.S. Government agency securities, 1.06% - 5.98% due 10/20/46 - 11/20/70; valued at $78,610) (Demand 5/7/21)	75,000	75,000
	Face Amount (000)	Value (000)
Bank of Montreal, (0.23%, dated 1/29/21, due 5/3/21; proceeds $50,030; fully collateralized by various U.S. Government agency securities, 1.50% - 3.00% due 4/1/36 (a); valued at $51,500)	$50,000	$50,000
Barclays Bank PLC, (0.01%, dated 4/26/21, due 5/3/21; proceeds $500,001; fully collateralized by various U.S. Government agency securities, 1.50% - 2.50% due 5/1/36 - 1/1/51; valued at $515,001)	500,000	500,000
Barclays Bank PLC, (0.03%, dated 4/1/21, due 5/3/21; proceeds $500,013; fully collateralized by various U.S. Government agency securities, 2.00% - 3.00% due 5/1/36 - 2/1/51; valued at $515,014)	500,000	500,000
Barclays Bank PLC, (0.13% (b), dated 3/6/19, due 5/7/21; proceeds $200,573; fully collateralized by various U.S. Government agency securities, 2.50% - 4.50% due 11/1/34 - 12/1/50 (a); valued at $206,025) (Demand 5/3/21)	200,000	200,000
Barclays Bank PLC, (0.13% (b), dated 2/20/20, due 5/7/21; proceeds $100,160; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 7/1/44 - 4/1/51; valued at $103,013) (Demand 5/3/21)	100,000	100,000
BMO Capital Markets Corp., (0.20%, dated 3/22/21, due 6/21/21; proceeds $75,038; fully collateralized by various U.S. Government agency securities, 0.08% - 6.18% due 5/25/29 - 1/20/71 (a); valued at $78,750) (Demand 5/7/21)	75,000	75,000
BMO Capital Markets Corp., (0.20%, dated 4/22/21, due 7/29/21; proceeds $100,054; fully collateralized by various U.S. Government agency securities, 0.46% - 8.22% due 3/25/29 - 4/25/51 (a); valued at $105,000) (Demand 5/7/21)	100,000	100,000
BMO Capital Markets Corp., (0.20%, dated 4/30/21, due 5/3/21; proceeds $100,002; fully collateralized by various U.S. Government agency securities, 0.00% - 7.02% due 5/15/23 - 2/20/71 (a); valued at $105,000)	100,000	100,000
BMO Capital Markets Corp., (0.21%, dated 3/15/21, due 6/17/21; proceeds $100,055; fully collateralized by various U.S. Government agency securities, 0.00% - 7.02% due 9/25/23 - 2/20/71 (a); valued at $105,000) (Demand 5/7/21)	100,000	100,000
BMO Capital Markets Corp., (0.23%, dated 1/29/21, due 5/3/21; proceeds $100,060; fully collateralized by various U.S. Government agency securities, 0.00% - 6.10% due 7/25/23 - 1/20/71 (a); valued at $104,964)	100,000	100,000
BNP Paribas Securities Corp., (0.01%, dated 4/26/21, due 5/3/21; proceeds $1,200,002; fully collateralized by various U.S. Government obligations, 0.00% - 8.13% due 5/15/21 - 5/15/50 (a); valued at $1,224,000)	1,200,000	1,200,000

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas Securities Corp., (0.20%, dated 4/29/21, due 5/6/21; proceeds $600,001; fully collateralized by various U.S. Government agency securities, 1.95% - 3.00% due 8/13/40 and U.S. Government obligations, 0.00% - 8.13% due 5/15/21 - 5/15/50 (a); valued at $612,000)	$600,000	$600,000
BNP Paribas Securities Corp., (Interest in $2,050,000 joint repurchase agreement, 0.01% dated 4/30/21 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $2,050,002 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/20/67 (a); valued at $2,092,758)	1,606,000	1,606,000
BNP Paribas Securities Corp., (0.25% (b), dated 4/8/20, due 6/4/21; proceeds $300,879; fully collateralized by various U.S. Government agency securities, 0.00% - 8.89% due 5/15/22 - 3/25/61 and U.S. Government obligations, 0.00% - 7.50% due 5/20/21 - 5/15/48 (a); valued at $312,685) (Demand 5/3/21)	300,000	300,000
BNP Paribas Securities Corp., (0.25% (b), dated 9/2/20, due 6/4/21; proceeds $100,191; fully collateralized by various U.S. Government agency securities, 0.38% - 6.59% due 1/11/22 - 3/25/51 and U.S. Government obligations, 0.00% - 0.13% due 1/15/22 - 8/15/46 (a); valued at $104,649) (Demand 5/3/21)	100,000	100,000
BNP Paribas Securities Corp., (0.25% (b), dated 3/23/21, due 6/29/21; proceeds $100,068; fully collateralized by various U.S. Government agency securities, 2.00% - 6.42% due 3/20/40 - 2/25/51 and U.S. Government obligations, 0.00% - 6.63% due 5/15/21 - 5/15/50 (a); valued at $102,659) (Demand 5/3/21)	100,000	100,000
Canadian Imperial Bank of Commerce, (0.01%, dated 4/22/21, due 5/21/21; proceeds $500,004; fully collateralized by various U.S. Government obligations, 1.25% - 4.63% due 6/30/22 - 5/15/48 (a); valued at $510,000) (Demand 5/7/21)	500,000	500,000
Canadian Imperial Bank of Commerce, (0.01%, dated 4/30/21, due 5/3/21; proceeds $200,000; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 11/1/29 - 5/20/69 and U.S. Government obligations, 0.00% - 4.38% due 8/26/21 - 5/15/40 (a); valued at $205,749)	200,000	200,000
Canadian Imperial Bank of Commerce, (0.04%, dated 3/25/21, due 6/25/21; proceeds $400,036; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 2/1/25 - 8/20/69 (a); valued at $412,000) (Demand 5/7/21)	400,000	400,000
	Face Amount (000)	Value (000)
Canadian Imperial Bank of Commerce, (0.12%, dated 2/24/21, due 8/24/21; proceeds $40,024; fully collateralized by various U.S. Government agency securities, 0.40% - 8.85% due 9/15/30 - 1/20/65 (a) and U.S. Government obligation, 0.63% due 5/15/30; valued at $41,595)	$40,000	$40,000
Citibank NA, (0.01%, dated 4/29/21, due 5/6/21; proceeds $500,001; fully collateralized by various U.S. Government agency securities, 0.00% - 9.00% due 10/12/21 - 9/15/65 (a) and U.S. Government obligations, 0.00% - 3.63% due 5/27/21 - 8/15/40; valued at $510,179)	500,000	500,000
Citigroup Global Markets Holdings, Inc., (0.01%, dated 4/27/21, due 5/4/21; proceeds $1,000,002; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 3/20/51 - 4/20/51; valued at $1,030,000)	1,000,000	1,000,000
Credit Agricole Corporate and Investment Bank, (Interest in $1,200,000 joint repurchase agreement, 0.01% dated 4/30/21 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $1,200,001 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/30/25; valued at $1,224,000)	700,000	700,000
Credit Agricole Corporate and Investment Bank, (0.01%, dated 4/30/21, due 5/3/21; proceeds $1,025,000; fully collateralized by various U.S. Government obligations, 0.63% - 3.78% due 4/15/32 - 2/15/48 (a); valued at $1,045,500)	1,025,000	1,025,000
Credit Agricole Corporate and Investment Bank, (Interest in $1,300,000 joint repurchase agreement, 0.01% dated 4/30/21 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $1,300,001 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/1/51; valued at $1,339,000)	1,300,000	1,300,000
Credit Suisse AG, (0.19% (b), dated 12/23/20, due 6/21/21; proceeds $150,143; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 10/25/31 - 11/25/59 (a); valued at $157,549) (Demand 5/23/21)	150,000	150,000
Daiwa Capital Markets America, Inc., (0.01%, dated 4/30/21, due 5/3/21; proceeds $1,500,001; fully collateralized by various U.S. Government agency securities, 1.50% - 6.50% due 3/1/22 - 3/1/52 and U.S. Government obligations, 0.00% - 3.00% due 5/31/21 - 2/15/48 (a); valued at $1,541,812)	1,500,000	1,500,000

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Deutsche Bank Securities, Inc., (0.00%, dated 4/30/21, due 5/3/21; proceeds $200,000; fully collateralized by various U.S. Government obligations, 0.75% - 1.25% due 4/30/26 - 4/30/28; valued at $204,000)	$200,000	$200,000
Deutsche Bank Securities, Inc., (0.00%, dated 4/30/21, due 5/3/21; proceeds $500,000; fully collateralized by various U.S. Government obligations, 0.13% - 0.75% due 1/15/24 - 7/15/28; valued at $510,000)	500,000	500,000
Deutsche Bank Securities, Inc., (0.01%, dated 4/30/21, due 5/3/21; proceeds $1,700,001; fully collateralized by various U.S. Government agency securities, 0.00% - 5.75% due 5/13/21 - 7/15/32 and U.S. Government obligations, 0.13% - 3.13% due 11/30/21 - 2/15/31; valued at $1,734,000)	1,700,000	1,700,000
Deutsche Bank Securities, Inc., (0.01%, dated 4/30/21, due 5/3/21; proceeds $750,001; fully collateralized by various U.S. Government obligations, 0.00% - 5.25% due 7/15/21 - 2/15/51; valued at $765,000)	750,000	750,000
Federal Reserve Bank of New York, (0.00%, dated 4/30/21, due 5/3/21; proceeds $1,900,000; fully collateralized by a U.S. Government obligations, 3.63% due 8/15/43; valued at $1,900,000)	1,900,000	1,900,000
Fixed Income Clearing Corp., (0.01%, dated 4/30/21, due 5/3/21; proceeds $2,750,001; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 5/31/21 - 8/15/45 (a); valued at $2,805,000)	2,750,000	2,750,000
Fixed Income Clearing Corp., (0.01%, dated 4/30/21, due 5/3/21; proceeds $2,750,002; fully collateralized by various U.S. Government obligations, 0.13% - 3.38% due 7/15/21 - 11/15/48 (a); valued at $2,805,001)	2,750,001	2,750,001
Fixed Income Clearing Corp., (0.01%, dated 4/30/21, due 5/3/21; proceeds $4,250,002; fully collateralized by various U.S. Government obligations, 0.13% - 2.88% due 6/30/23 - 2/15/24; valued at $4,335,000)	4,250,000	4,250,000
Goldman Sachs & Co. LLC, (0.01%, dated 4/30/21, due 5/4/21; proceeds $750,001; fully collateralized by various U.S. Government agency securities, 3.10% - 7.50% due 9/15/22 - 10/15/47 and U.S. Government obligations, 0.00% - 2.25% due 8/15/21 - 2/15/47 (a); valued at $765,044)	750,000	750,000
ING Financial Markets LLC, (0.01%, dated 4/30/21, due 5/3/21; proceeds $100,000; fully collateralized by various U.S. Government agency securities, 1.50% - 4.00% due 12/1/35 - 3/1/51; valued at $103,000)	100,000	100,000
	Face Amount (000)	Value (000)
JP Morgan Securities LLC, (0.01%, dated 4/29/21, due 5/6/21; proceeds $400,000; fully collateralized by various U.S. Government agency securities, 1.88% - 2.99% due 2/13/24 - 2/11/36 and U.S. Government obligation, 0.13% due 9/30/22; valued at $408,000)	$400,000	$400,000
JP Morgan Securities LLC, (0.01%, dated 4/29/21, due 5/6/21; proceeds $1,640,002; fully collateralized by various U.S. Government obligations, 0.13% - 2.50% due 8/31/21 - 10/15/25; valued at $1,672,801)	1,640,000	1,640,000
JP Morgan Securities LLC, (0.01%, dated 4/30/21, due 5/3/21; proceeds $50,000; fully collateralized by various U.S. Government agency securities, 0.00% - 5.70% due 4/5/22 - 12/14/44 and U.S. Government obligation, 2.75% due 4/30/23; valued at $51,000)	50,000	50,000
JP Morgan Securities LLC, (0.01%, dated 4/27/21, due 5/4/21; proceeds $3,000,006; fully collateralized by various U.S. Government obligations, 0.00% - 2.75% due 5/13/21 - 1/15/26; valued at $3,060,005)	3,000,000	3,000,000
JP Morgan Securities LLC, (0.01%, dated 4/30/21, due 5/3/21; proceeds $850,001; fully collateralized by various U.S. Government agency securities, 0.00% - 6.25% due 1/13/22 - 5/1/51 (a); valued at $870,142)	850,000	850,000
JP Morgan Securities LLC, (0.04%, dated 4/30/21, due 5/3/21; proceeds $250,001; fully collateralized by various U.S. Government agency securities, 0.00% - 6.63% due 8/25/26 - 9/16/62 (a); valued at $262,501)	250,000	250,000
JP Morgan Securities LLC, (0.13% (b), dated 2/26/19, due 5/7/21; proceeds $150,434; fully collateralized by various U.S. Government agency securities, 0.10% - 6.48% due 8/25/26 - 9/16/62 (a); valued at $157,519) (Demand 5/3/21)	150,000	150,000
JP Morgan Securities LLC, (0.13% (b), dated 7/25/19, due 7/30/21; proceeds $100,266; fully collateralized by various U.S. Government agency securities, 0.20% - 6.48% due 8/20/35 - 3/16/61 (a); valued at $105,012) (Demand 5/3/21)	100,000	100,000
JP Morgan Securities LLC, (0.27% (b), dated 1/27/20, due 7/30/21; proceeds $225,928; fully collateralized by various U.S. Government agency securities, 0.00% - 6.68% due 8/20/35 - 3/16/61 (a); valued at $236,308) (Demand 5/3/21)	225,000	225,000
JP Morgan Securities LLC, (0.27% (b), dated 2/7/20, due 7/30/21; proceeds $50,202; fully collateralized by various U.S. Government agency securities, 0.10% - 6.48% due 11/25/33 - 3/16/62 (a); valued at $52,513) (Demand 5/3/21)	50,000	50,000

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Mizuho Securities USA LLC, (0.21% (b), dated 10/4/18, due 6/4/21; proceeds $100,568; fully collateralized by various U.S. Government agency securities, 0.04% - 6.53% due 3/20/40 - 3/16/63 (a); valued at $105,000) (Demand 5/3/21)	$100,000	$100,000
Mizuho Securities USA LLC, (0.21% (b), dated 10/23/18, due 6/4/21; proceeds $50,279; fully collateralized by a U.S. Government obligation, 0.13% due 11/30/22; valued at $51,000) (Demand 5/3/21)	50,000	50,000
Mizuho Securities USA LLC, (0.21% (b), dated 1/23/19, due 6/4/21; proceeds $100,504; fully collateralized by various U.S. Government agency securities, 1.00% - 5.00% due 8/20/39 - 3/20/51 (a); valued at $105,000) (Demand 5/3/21)	100,000	100,000
Mizuho Securities USA LLC, (0.21% (b), dated 4/23/19, due 6/4/21; proceeds $50,226; fully collateralized by various U.S. Government obligations, 0.13% due 6/30/22 - 11/30/22; valued at $51,000) (Demand 5/3/21)	50,000	50,000
Mizuho Securities USA LLC, 0.21% (b), dated 5/20/19, due 6/4/21; proceeds $100,435; fully collateralized by various U.S. Government agency securities, 1.00% - 5.00% due 2/20/42 - 3/20/51; valued at $105,000) (Demand 5/3/21)	100,000	100,000
Mizuho Securities USA LLC, (0.21% (b), dated 5/22/19, due 6/4/21; proceeds $100,434; fully collateralized by various U.S. Government agency securities, 1.00% - 5.00% due 1/20/45 - 4/20/51 (a); valued at $105,000) (Demand 5/3/21)	100,000	100,000
Mizuho Securities USA LLC, (0.21% (b), dated 11/12/19, due 6/4/21; proceeds $150,499; fully collateralized by various U.S. Government agency securities, 0.21% - 6.08% due 4/01/36 - 1/16/61 (a); valued at $156,148) (Demand 5/3/21)	150,000	150,000
Mizuho Securities USA LLC, (0.21% (b), dated 12/16/19, due 6/4/21; proceeds $351,095; fully collateralized by various U.S. Government agency securities, 0.00% - 9.11% due 5/25/24 - 5/25/53; valued at $364,870) (Demand 5/3/21)	350,000	350,000
MUFG Securities (Canada), Ltd, (0.01%, dated 4/30/21, due 5/3/21; proceeds $450,000; fully collateralized by various U.S. Government agency securities, 1.50% - 5.00% due 4/1/31 - 5/1/51 (a); valued at $463,500)	450,000	450,000
MUFG Securities Americas, Inc., (0.05% (b), dated 1/27/21, due 6/4/21; proceeds $250,044; fully collateralized by various U.S. Government agency securities, 1.50% - 6.00% due 1/1/24 - 4/1/51 (a); valued at $257,618) (Demand 5/3/2021)	250,000	250,000
	Face Amount (000)	Value (000)
Natixis SA, (Interest in $300,000 joint repurchase agreement, 0.01% dated 4/30/21 under which Natixis SA, will repurchase the securities provided as collateral for $300,000 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/15/65 (a); valued at $306,529)	$300,000	$300,000
Natixis SA, (Interest in $1,400,000 joint repurchase agreement, 0.01% dated 4/30/21 under which Natixis SA, will repurchase the securities provided as collateral for $1,400,001 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/50 (a); valued at $1,428,000)	1,400,000	1,400,000
Natixis SA, (0.11% (b), dated 4/1/19, due 5/7/21; proceeds $75,176; fully collateralized by various U.S. Government agency securities, 3.00% - 38.72% due 4/25/35 - 3/20/50 and U.S. Government obligation, 0.13% - 3.63% due 5/11/21 - 5/15/50 (a); valued at $78,053) (Demand 5/3/21)	75,000	75,000
Nomura Securities International, Inc., (0.01%, dated 4/30/21, due 5/3/21; proceeds $2,700,002; fully collateralized by various U.S. Government agency securities, 0.06% - 1.50% due 9/8/22 - 1/15/30 and U.S. Government obligation, 0.13% - 7.63% due 5/6/21 - 8/15/48 (a); valued at $2,754,000)	2,700,000	2,700,000
Norinchukin Bank, (0.05%, dated 4/23/21, due 6/23/21; proceeds $300,025; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $306,002)	300,000	300,000
Norinchukin Bank, (0.05%, dated 3/16/21, due 06/28/21; proceeds $1,050,092; fully collateralized by various U.S. Government obligations, 1.50% - 3.62% due 8/15/26 - 4/15/28; valued at $1,070,989)	1,050,000	1,050,000
Norinchukin Bank, (0.07%, dated 3/19/21, due 6/17/21; proceeds $150,026; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $152,999)	150,000	150,000
Norinchukin Bank, (0.08%, dated 3/16/21, due 6/16/21; proceeds $300,061; fully collateralized by various U.S. Government obligations, 2.38% - 3.63% due 5/15/27 - 4/15/28; valued at $306,014)	300,000	300,000
Norinchukin Bank, (0.08%, dated 3/18/21, due 6/18/21; proceeds $225,046; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $229,496)	225,000	225,000
Northwestern Mutual Life Insurance Company, (0.06%, dated 4/30/21, due 5/3/21; proceeds $800,004; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 9/1/42 - 12/1/46; valued at $824,000)	800,000	800,000

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Prudential Insurance Company of America, (0.03%, dated 4/30/21, due 5/3/21; proceeds $354,407; fully collateralized by various U.S. Government obligations, 0.01% due 8/15/31 - 8/15/47; valued at $361,494)	$354,406	$354,406
Prudential Legacy Insurance Company of New Jersey, (0.03%, dated 4/30/21, due 5/3/21; proceeds $867,296; fully collateralized by various U.S. Government agency securities, 0.00% - 0.01% due 5/15/36 - 5/15/44; valued at $884,640)	867,294	867,294
RBC Dominion Securities, (0.05%, dated 3/18/21, due 9/23/21; proceeds $350,092; fully collateralized by various U.S. Government agency securities, 0.13% - 6.25% due 5/27/21 - 11/15/50; valued at $357,000) (Demand 5/7/21)	350,000	350,000
RBC Dominion Securities, (0.05%, dated 3/22/21, due 9/24/21; proceeds $750,194; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 6/1/25 - 1/20/51 and U.S. Government obligation, 0.13% - 6.25% due 5/27/21 - 2/15/51 (a); valued at $769,456) (Demand 5/7/21)	750,000	750,000
RBC Dominion Securities, (0.06%, dated 3/18/21, due 9/23/21; proceeds $1,000,315; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 8/15/40 - 3/1/51 and U.S. Government obligation, 0.13% - 4.75% due 5/27/21 - 11/15/50 (a); valued at $1,026,078) (Demand 5/7/21)	1,000,000	1,000,000
Royal Bank of Canada, (0.07%, dated 2/11/21, due 8/10/21; proceeds $750,263; fully collateralized by various U.S. Government agency securities, 2.00% - 5.55% due 1/1/24 - 6/1/60 (a); valued at $772,500) (Demand 5/7/21)	750,000	750,000
Royal Bank of Canada, (0.07%, dated 3/18/21, due 12/17/21; proceeds $2,451,305; fully collateralized by various U.S. Government agency securities, 1.50% - 8.50% due 11/1/22 - 6/1/60 (a); valued at $2,523,500) (Demand 5/7/21)	2,450,000	2,450,000
Royal Bank of Canada, (0.07%, dated 3/30/21, due 1/27/22; proceeds $480,283; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 7/1/30 - 3/1/52 (a); valued at $494,400) (Demand 5/7/21)	480,000	480,000
Royal Bank of Canada, (0.07%, dated 4/1/21, due 1/26/22; proceeds $1,000,583; fully collateralized by various U.S. Government agency securities, 1.50% - 8.50% due 8/1/23 - 4/1/51 (a); valued at $1,030,000) (Demand 5/7/21)	1,000,000	1,000,000
	Face Amount (000)	Value (000)
Royal Bank of Canada, (0.07%, dated 4/6/21, due 2/4/22; proceeds $650,384; fully collateralized by various U.S. Government agency securities, 1.82% - 4.50% due 12/1/35 - 3/1/56 (a); valued at $669,500) (Demand 5/7/21)	$650,000	$650,000
Royal Bank of Canada, (0.08%, dated 2/9/21, due 8/6/21; proceeds $250,099; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 12/1/35 - 6/1/60 (a); valued at $257,500) (Demand 5/7/21)	250,000	250,000
Royal Bank of Canada, (0.08%, dated 2/10/21, due 11/5/21; proceeds $350,208; fully collateralized by various U.S. Government agency securities, 1.50% - 9.00% due 12/1/22 - 6/1/60 (a); valued at $360,500) (Demand 5/7/21)	350,000	350,000
Societe Generale, (0.01%, dated 4/26/21, due 5/3/21; proceeds $400,000; fully collateralized by various U.S. Government obligations, 0.13% - 5.38% due 7/15/21 - 2/15/51; valued at $408,000)	400,000	400,000
Societe Generale, (0.01%, dated 4/27/21, due 5/4/21; proceeds $1,500,003; fully collateralized by various U.S. Government obligations, 0.08% - 8.13% due 5/13/21 - 2/15/51 (a); valued at $1,530,003)	1,500,000	1,500,000
Societe Generale, (0.01%, dated 4/28/21, due 5/5/21; proceeds $500,001; fully collateralized by various U.S. Government obligations, 0.08% - 8.13% due 5/15/21 - 2/15/51 (a); valued at $510,001)	500,000	500,000
Societe Generale, (0.01%, dated 4/29/21, due 5/6/21; proceeds $1,250,002; fully collateralized by various U.S. Government obligations, 0.13% - 8.00% due 5/18/21 - 11/15/47 (a); valued at $1,275,002)	1,250,000	1,250,000
Societe Generale, (0.01%, dated 4/30/21, due 5/7/21; proceeds $500,001; fully collateralized by various U.S. Government obligations, 0.13% - 8.00% due 5/4/21 - 2/15/51 (a); valued at $510,001)	500,000	500,000
Sumitomo Mitsui Banking Corp., (0.01%, dated 4/30/21, due 5/3/21; proceeds $500,000; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 8/1/46 - 12/20/50; valued at $515,000)	500,000	500,000
Sumitomo Mitsui Banking Corp., (0.01%, dated 4/30/21, due 5/3/21; proceeds $1,800,002; fully collateralized by various U.S. Government obligations, 0.25% - 3.00% due 7/31/21 - 2/15/50; valued at $1,836,002)	1,800,000	1,800,000
TD Securities (USA) LLC, (0.01%, dated 4/28/21, due 5/5/21; proceeds $500,001; fully collateralized by various U.S. Government agency securities, 2.00% - 8.50% due 4/15/22 - 4/20/51 and U.S. Government obligation, 2.25% - 2.38% due 2/15/27 - 5/15/27; valued at $513,899)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (0.01%, dated 4/29/21, due 5/6/21; proceeds $250,000; fully collateralized by a U.S. Government agency security, 2.00% due 4/1/36 valued at $257,500)	$250,000	$250,000
Wells Fargo Securities LLC, (Interest in $65,000 joint repurchase agreement, 0.01% dated 4/30/21 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $65,000 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 11/1/50; valued at $66,801)	48,000	48,000
Total Repurchase Agreements (Cost $62,849,701)		62,849,701
U.S. Agency Securities (11.5%)
Federal Farm Credit Bank,
0.05%, 8/16/21 (c)	30,000	29,996
SOFR + 0.07%, 0.08%, 8/20/21 (b)	40,000	40,000
SOFR + 0.08%, 0.09%, 6/10/21 - 7/9/21 (b)	72,500	72,491
0.08%, 12/22/21 (c)	75,000	74,961
SOFR + 0.10%, 0.11%, 5/7/21 (b)	49,000	49,000
0.12%, 10/12/21 - 10/29/21 (c)	144,000	143,921
0.13%, 9/28/21 - 11/2/21 (c)	305,000	304,968
0.14%, 7/20/21 - 7/28/21 (c)	15,000	14,995
1 Month USD LIBOR + 0.02%, 0.14%, 9/17/21 (b)	23,500	23,493
SOFR + 0.13%, 0.14%, 2/11/22 - 3/9/22 (b)	182,000	182,000
3 Month Treasury Money Market Yield + 0.14%, 0.16%, 9/17/21 (b)	153,350	153,270
1 Month USD LIBOR + 0.08%, 0.19%, 8/13/21 - 8/25/21 (b)	350,000	350,000
1 Month USD LIBOR + 0.09%, 0.20%, 8/30/21 - 9/13/21 (b)	113,000	113,000
SOFR + 0.19%, 0.20%, 11/18/21 - 7/14/22 (b)	145,000	145,000
1 Month USD LIBOR + 0.10%, 0.21%, 7/28/21 - 12/23/21 (b)	795,000	795,000
1 Month USD LIBOR + 0.11%, 0.22%, 7/9/21 - 12/10/21 (b)	332,000	332,000
3 Month USD LIBOR - 3.00%, 0.25%, 11/29/21 (b)	100,000	100,000
3 Month Treasury Money Market Yield + 0.26%, 0.28%, 5/17/21 - 6/17/21(b)	273,000	272,999
SOFR + 0.32%, 0.33%, 1/12/22 (b)	200,000	200,000
0.50%, 6/16/21 (c)	35,000	35,019
Federal Home Loan Bank,
SOFR + 0.02%, 0.03%, 5/19/21 (b)	615,000	615,000
0.04%, 10/29/21 (c)	160,000	159,991
0.07%, 6/4/21 (c)	470,000	469,999
SOFR + 0.08%, 0.09%, 6/11/21 - 7/23/21 (b)	454,000	453,977
SOFR + 0.10%, 0.11%, 7/9/21 (b)	75,000	75,000
SOFR + 0.12%, 0.13%, 2/10/22 - 2/28/22 (b)	994,800	994,800
0.13%, 6/15/21 - 10/13/21 (c)	496,140	496,135
SOFR + 0.35%, 0.36%, 3/28/22 (b)	500,000	500,000
	Face Amount (000)	Value (000)
Federal Home Loan Mortgage Corp.,
SOFR + 0.10%, 0.11%, 9/9/22 (b)	$250,000	$250,000
SOFR + 0.15%, 0.16%, 3/4/22 (b)	307,000	307,000
SOFR + 0.18%, 0.19%, 12/13/21 (b)	350,000	350,000
SOFR + 0.20%, 0.21%, 3/11/22 (b)	340,000	340,000
SOFR + 0.26%, 0.27%, 5/5/22 (b)	548,000	548,000
SOFR + 0.30%, 0.31%, 10/25/21 (b)	174,000	174,000
SOFR + 0.32%, 0.33%, 9/23/21 - 9/30/21 (b)	950,000	950,000
Federal National Mortgage Association,
SOFR + 0.11%, 0.12%, 3/4/22 (b)	125,000	125,000
SOFR + 0.16%, 0.17%, 9/16/21 (b)	150,000	150,000
SOFR + 0.20%, 0.21%, 12/16/21 (b)	650,000	650,000
SOFR + 0.22%, 0.23%, 3/16/22 - 5/9/22 (b)	1,168,000	1,168,000
SOFR + 0.30%, 0.31%, 4/28/22 (b)	295,000	295,000
SOFR + 0.31%, 0.32%, 10/25/21 - 1/24/22 (b)	400,000	400,000
SOFR + 0.32%, 0.33%, 4/27/22 (b)	100,000	100,000
SOFR + 0.35%, 0.36%, 4/7/22 (b)	250,000	250,000
SOFR + 0.36%, 0.37%, 1/20/22 (b)	400,000	400,000
SOFR + 0.39%, 0.40%, 4/15/22 (b)	200,000	200,000
Tennessee Valley Authority
0.02%, 5/19/21 (c)	62,000	61,999
U.S. International Development Finance Corporation,
0.09%, 8/13/27 - 7/5/38 (b)	15,000	15,000
0.10%, 12/15/26 - 1/20/35 (b)	10,768	10,768
0.12%, 6/20/28 - 7/5/38 (b)	24,500	24,500
Total U.S. Agency Securities (Cost $13,966,282)		13,966,282
U.S. Treasury Securities (37.9%)
U.S. Treasury Bills,
0.01%, 5/25/21 (d)	561,325	561,320
0.02%, 7/27/21 (d)	226,560	226,542
0.03%, 8/24/21 (d)	1,474,100	1,473,969
0.04%, 7/1/21 - 10/28/21 (d)	5,267,845	5,267,121
0.04%, 10/21/21 (d)(e)	200,000	199,959
0.05%, 6/1/21 - 10/7/21 (d)	7,830,162	7,829,079
0.06%, 6/17/21 - 6/29/21 (d)(e)	5,535,182	5,534,714
0.07%, 5/6/21 - 10/14/21 (d)	9,168,667	9,167,996
0.08%, 5/18/21 - 4/21/22 (d)	5,270,075	5,268,778
0.09%, 6/3/21 - 8/5/21 (d)	3,879,544	3,879,146
0.10%, 5/13/21 - 5/27/21 (d)	2,331,270	2,331,148
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.06%, 0.08%, 10/31/22 (b)	1,100,000	1,099,917
3 Month Treasury Money Market Yield + 0.11%, 0.13%, 4/30/22 (b)	375,000	375,275
3 Month Treasury Money Market Yield + 0.30%, 0.32%, 10/31/21 (b)	100,000	100,000
0.13%, 4/30/22	250,000	250,116
1.13%, 9/30/21	179,157	179,931
1.38%, 1/31/22	115,000	116,124
1.50%, 9/30/21 - 1/31/22	375,000	377,850
1.63%, 12/31/21	100,000	101,038
1.88%, 1/31/22 - 3/31/22	902,000	914,846
2.00%, 8/31/21	100,000	100,632

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
2.13%, 9/30/21	$65,000	$65,534
2.25%, 4/15/22	100,000	102,043
2.50%, 2/15/22	170,000	173,264
2.63%, 12/15/21	200,000	203,134
2.88%, 10/15/21	220,000	222,790
Total U.S. Treasury Securities (Cost $46,122,266)		46,122,266
Total Investments (101.0%) (Cost $122,938,249) (f)(g)		122,938,249
Liabilities in Excess of Other Assets (-1.0%)		(1,178,028)
Net Assets (100.0%)		$121,760,221

(a)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2021.

(b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(d)  Rate shown is the yield to maturity at April 30, 2021.

(e)  All or a portion of the security is subject to delayed delivery.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	51.1%
U.S. Treasury Securities	37.5
U.S. Agency Securities	11.4
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (27.3%)
Federal Farm Credit Bank,
0.01%, 5/3/21 - 6/29/21 (a)	$97,000	$97,000
0.02%, 5/12/21 - 8/31/21 (a)	33,000	32,999
0.03%, 9/17/21 (a)	12,000	11,999
0.04%, 5/13/21 - 9/7/21 (a)	87,000	86,991
0.05%, 7/30/21 - 8/25/21 (a)	110,000	109,986
0.06%, 8/6/21 - 8/23/21 (a)	33,000	32,994
0.07%, 7/28/21 (a)	18,000	17,997
0.08%, 12/22/21 - 1/7/22 (a)	30,000	29,984
SOFR + 0.08%, 0.09%, 6/10/21 - 7/9/21 (b)	62,000	61,989
0.09%, 7/14/21 (a)	90,000	89,984
0.10%, 8/30/21 (a)	17,690	17,684
0.11%, 10/28/21 (a)	5,000	4,997
1 Month USD LIBOR + 0.00%, 0.11%, 8/9/21 (b)	100,000	100,016
0.12%, 9/2/21 - 12/6/21 (a)	29,000	28,985
0.13%, 11/2/21	20,000	19,999
0.13%, 8/3/21 (a)	10,020	10,017
1 Month USD LIBOR + 0.02%, 0.14%, 9/17/21 (b)	10,000	9,997
Daily FCPR - 3.05%, 0.20%, 3/9/22 (b)	50,000	49,996
1 Month USD LIBOR + 0.10%, 0.21%, 8/5/21 (b)	15,000	15,000
1 Month USD LIBOR + 0.11%, 0.22%, 7/9/21 - 12/10/21 (b)	15,000	15,000
Federal Home Loan Bank,
0.01%, 5/14/21 - 6/29/21 (a)	357,700	357,695
SOFR + 0.01%, 0.02%, 7/26/21 - 11/17/21 (b)	300,000	300,000
0.02%, 6/22/21	100,000	100,000
SOFR + 0.02%, 0.03%, 5/19/21 - 8/23/21 (b)	250,000	250,000
0.03%, 5/10/21 - 5/20/21 (a)	350,000	349,996
0.03%, 9/21/21 - 10/29/21	70,000	69,998
0.04%, 5/27/21 - 6/2/21 (a)	155,000	154,996
0.04%, 9/29/21	100,000	100,000
0.05%, 8/13/21 (a)	11,000	10,998
0.07%, 5/4/21 (a)	50,000	50,000
0.07%, 6/4/21 - 2/11/22	75,000	74,995
SOFR + 0.08%, 0.09%, 6/11/21 (b)	15,000	15,000
0.09%, 7/23/21 (a)	12,000	11,998
SOFR + 0.09%, 0.10%, 10/5/22 (b)	100,000	100,000
SOFR + 0.12%, 0.13%, 2/10/22 - 2/28/22 (b)	18,000	18,000
0.13%, 6/15/21	18,000	18,000
Tennessee Valley Authority,
0.01%, 5/5/21 - 5/12/21 (a)	263,000	262,999
Total U.S. Agency Securities (Cost $3,088,289)		3,088,289
U.S. Treasury Securities (75.0%)
U.S. Treasury Bills,
0.01%, 6/15/21 - 6/22/21 (c)	625,000	624,991
0.03%, 5/4/21 - 8/24/21 (c)	3,020,735	3,020,666
0.04%, 5/11/21 - 10/21/21 (c)	1,885,835	1,885,760
0.05%, 7/1/21 - 8/26/21 (c)	550,000	549,942
0.06%, 6/29/21 - 9/16/21 (c)(d)	575,000	574,935
	Face Amount (000)	Value (000)
0.07%, 6/1/21 - 4/21/22 (c)(d)	$400,000	$399,937
0.08%, 5/6/21 (c)	325,000	324,998
0.09%, 7/8/21 - 7/29/21 (c)	100,000	99,982
U.S. Treasury Bond,
8.00%, 11/15/21	73,000	76,098
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.06%, 0.08%, 10/31/22 (b)	143,000	142,995
3 Month Treasury Money Market Yield + 0.11%, 0.13%, 4/30/22 (b)	225,000	225,202
3 Month Treasury Money Market Yield + 0.15%, 0.17%, 1/31/22 (b)	25,000	25,023
3 Month Treasury Money Market Yield + 0.22%, 0.24%, 7/31/21 (b)	15,000	14,999
3 Month Treasury Money Market Yield + 0.30%, 0.32%, 10/31/21 (b)	203,000	203,179
1.75%, 2/28/22	100,000	101,374
1.88%, 1/31/22	100,000	101,339
2.13%, 9/30/21 - 12/31/21	75,000	75,893
2.50%, 2/15/22	30,000	30,576
Total U.S. Treasury Securities (Cost $8,477,889)		8,477,889
Total Investments (102.3%) (Cost $11,566,178) (e)(f)		11,566,178
Liabilities in Excess of Other Assets (-2.3%)		(265,529)
Net Assets (100.0%)		$11,300,649

(a)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)  Floating or variable rate securities: The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Rate shown is the yield to maturity at April 30, 2021.

(d)  All or a portion of the security is subject to delayed delivery.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

FCPR  Federal Reserve Bank Prime Loan Rate U.S.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	73.3%
U.S. Agency Securities	26.7
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (33.3%)
ABN Amro Securities LLC, (Interest in $700,000 joint repurchase agreement, 0.01% dated 4/30/21 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $700,001 on 5/30/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/50 (a); valued at $714,000)	$361,000	$361,000
Bank of Nova Scotia, (0.01%, dated 4/30/21, due 5/3/21; proceeds $500,000; fully collateralized by various U.S. Government obligations, 0.13% - 8.00% due 10/31/21 - 8/15/50 (a); valued at $510,000)	500,000	500,000
Barclays Bank PLC, (0.01%, dated 4/30/21, due 5/3/21 proceeds $250,000; fully collateralized by a U.S. Government obligation, 2.88% - 4.38% due 11/15/39 - 8/15/45; valued at $255,000)	250,000	250,000
BNP Paribas Securities Corp., (Interest in $750,000 joint repurchase agreement, 0.01% dated 4/30/21 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $750,000 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/48 (a); valued at $765,000)	750,000	750,000
BNP Paribas Securities Corp., (0.01%, dated 4/29/21, due 5/6/21; proceeds $350,001; fully collateralized by various U.S. Government obligations, 0.00% - 3.38% due 5/20/21 - 11/15/47; valued at $357,000)	350,000	350,000
Canadian Imperial Bank of Commerce, (0.01%, dated 4/22/21, due 5/27/21; proceeds $300,003; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 9/30/21 - 2/15/51 (a); valued at $306,000) (Demand 5/7/21)	300,000	300,000
Credit Agricole Corporate and Investment Bank, (Interest in $1,200,000 joint repurchase agreement, 0.01% dated 4/30/21 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $1,200,001 on 5/3/21. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/30/25; valued at $1,224,000)	500,000	500,000
Federal Reserve Bank of New York, (0.00%, dated 4/30/21, due 5/3/21; proceeds $1,000,000; fully collateralized by various U.S. Government obligations, 0.13% - 2.25% due 8/15/23 - 2/15/27; valued at $1,000,000)	1,000,000	1,000,000
	Face Amount (000)	Value (000)
Fixed Income Clearing Corp., (0.01%, dated 4/30/21, due 5/3/21; proceeds $1,500,001; fully collateralized by various U.S. Government obligations, 0.38% - 2.75% due 2/15/24 - 5/15/24; valued at $1,530,000)	$1,500,000	$1,500,000
JP Morgan Securities LLC, (0.01%, dated 4/29/21, due 5/6/21; proceeds $1,600,002; fully collateralized by various U.S. Government obligations, 0.25% - 2.63% due 5/20/21 - 2/28/26; valued at $1,632,001)	1,600,000	1,600,000
JP Morgan Securities LLC, (0.01%, dated 4/30/21, due 5/3/21; proceeds $1,220,001; fully collateralized by various U.S. Government obligations, 0.00% - 2.75% due 6/30/21 - 10/31/22; valued at $1,244,401)	1,220,000	1,220,000
JP Morgan Securities LLC, (0.01%, dated 4/27/21, due 5/4/21; proceeds $1,000,002; fully collateralized by various U.S. Government obligations, 0.13% - 2.75% due 7/31/21 - 7/15/23; valued at $1,020,002)	1,000,000	1,000,000
Metlife Insurance Company, (0.03%, dated 4/30/21, due 5/3/21; proceeds $200,004; fully collateralized by various U.S. Government obligations, 0.01% - 0.13% due 2/28/23 - 2/15/46; valued at $204,003)	200,003	200,003
Norinchukin Bank, (0.05%, dated 4/23/21, due 6/23/21; proceeds $90,008; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $91,798)	90,000	90,000
Norinchukin Bank, (0.07%, dated 3/19/21, due 6/17/21; proceeds $250,044; fully collateralized by various U.S. Government obligations, 2.38% - 3.63% due 5/15/27 - 4/15/28; valued at $254,991)	250,000	250,000
Norinchukin Bank, (0.08%, dated 3/18/21, due 6/18/21; proceeds $200,041; fully collateralized by a U.S. Government obligation, 3.63% due 4/15/28; valued at $204,010)	200,000	200,000
RBC Dominion Securities, (0.01%, dated 4/30/21, due 5/3/21; proceeds $150,000; fully collateralized by various U.S. Government obligations, 0.00% - 6.00% due 5/27/21 - 8/15/46 (a); valued at $153,000)	150,000	150,000
RBC Dominion Securities, (0.05%, dated 3/18/21, due 9/23/21; proceeds $400,105; fully collateralized by various U.S. Government obligations, 0.25% - 6.25% due 8/15/23 - 5/15/50 (a); valued at $408,000) (Demand 5/7/21)	400,000	400,000
Societe Generale, (0.01%, dated 4/26/21, due 5/3/21; proceeds $400,000; fully collateralized by various U.S. Government obligations, 0.00% - 8.00% due 5/15/21 - 8/15/47; valued at $408,000)	400,000	400,000

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Sumitomo Mitsui Banking Corp., (0.01%, dated 4/30/21, due 5/3/21; proceeds $1,450,001; fully collateralized by various U.S. Government obligations, 0.25% - 3.00% due 5/31/22 - 2/15/50; valued at $1,479,001)	$1,450,000	$1,450,000
Total Repurchase Agreements (Cost $12,471,003)		12,471,003
U.S. Treasury Securities (68.0%)
U.S. Treasury Bills,
0.02%, 5/4/21 - 7/8/21 (b)	1,345,000	1,344,989
0.03%, 6/1/21 - 8/24/21 (b)	1,955,000	1,954,886
0.04%, 5/6/21 - 7/20/21 (b)	4,581,885	4,581,703
0.05%, 5/27/21 - 10/28/21 (b)	4,434,839	4,434,282
0.06%, 6/29/21 - 10/14/21 (b)(c)	3,182,581	3,182,163
0.07%, 5/25/21 - 4/21/22 (b)	2,275,062	2,274,694
0.07%, 8/3/21 (b)(c)	150,000	149,972
0.08%, 5/20/21 - 6/17/21 (b)	1,710,810	1,710,683
0.09%, 5/11/21 - 6/3/21 (b)	1,225,001	1,224,944
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.06%, 0.08%, 10/31/22 (d)	700,000	699,947
3 Month Treasury Money Market Yield + 0.15%, 0.17%, 1/31/22 (d)	925,000	924,532
3 Month Treasury Money Market Yield + 0.22%, 0.24%, 7/31/21 (d)	606,000	606,015
3 Month Treasury Money Market Yield + 0.30%, 0.32%, 10/31/21 (d)	1,703,000	1,703,824
0.38%, 3/31/22	50,000	50,134
1.50%, 1/31/22	50,000	50,527
1.63%, 6/30/21	50,000	50,129
1.75%, 11/30/21 - 2/28/22	252,800	255,878
1.88%, 2/28/22	150,000	152,219
2.13%, 9/30/21	25,000	25,205
2.25%, 4/15/22	30,000	30,613
2.88%, 11/15/21	100,000	101,503
Total U.S. Treasury Securities (Cost $25,508,842)		25,508,842
Total Investments (101.3%) (Cost $37,979,845) (e)(f)		37,979,845
Liabilities in Excess of Other Assets (-1.3%)		(495,246)
Net Assets (100.0%)		$37,484,599

(a)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of April 30, 2021.

(b)  Rate shown is the yield to maturity at April 30, 2021.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Floating or variable rate securities: The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	67.2%
Repurchase Agreements	32.8
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (109.2%)
U.S. Treasury Bills,
0.02%, 5/25/21 - 7/8/21 (a)	$9,470,000	$9,469,786
0.03%, 5/4/21 - 10/7/21 (a)	13,449,291	13,448,856
0.03%, 8/31/21 (a)(b)	725,000	724,938
0.04%, 5/18/21 - 10/28/21 (a)	16,983,098	16,982,225
0.05%, 6/29/21 - 7/13/21 (a)(b)	5,045,160	5,044,823
0.06%, 5/6/21 - 9/16/21 (a)	7,187,281	7,186,853
0.07%, 6/1/21 - 4/21/22 (a)(b)	6,324,990	6,324,551
U.S. Treasury Bond,
8.00%, 11/15/21	259,000	269,979
U.S. Treasury Notes,
3 Month Treasury Money Market Yield + 0.06%, 0.08%, 10/31/22 (c)	1,000,000	999,924
3 Month Treasury Money Market Yield + 0.15%, 0.17%, 1/31/22 (c)	600,000	599,700
3 Month Treasury Money Market Yield + 0.22%, 0.24%, 7/31/21 (c)	140,000	140,006
3 Month Treasury Money Market Yield + 0.30%, 0.32%, 10/31/21 (c)	1,455,000	1,455,862
1.13%, 6/30/21 - 9/30/21	225,000	225,895
1.38%, 1/31/22	100,000	100,981
1.50%, 9/30/21	400,000	402,395
1.63%, 6/30/21 - 12/31/21	250,000	251,022
1.75%, 11/30/21	250,000	252,395
2.00%, 5/31/21	120,000	120,178
2.50%, 2/15/22	55,263	56,323
2.63%, 6/15/21	150,000	150,461
2.88%, 11/15/21	75,000	76,132
Total Investments (109.2%) (Cost $64,283,285) (d)(e)		64,283,285
Liabilities in Excess of Other Assets (-9.2%)		(5,422,828)
Net Assets (100.0%)		$58,860,457

(a)  Rate shown is the yield to maturity at April 30, 2021.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Floating or variable rate securities: The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.8%)
Weekly Variable Rate Bonds (a) (55.7%)
Austin, TX, Water & Wastewater System Ser 2008 0.07%, 5/7/21	$13,000	$13,000
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A 0.06%, 5/7/21	13,000	13,000
East Baton Rouge Parish, LA, Exxon Mobil Corp Ser 2010 B 0.04%, 5/3/21	13,000	13,000
Gainesville, FL, Utilities System 2008 Ser B 0.07%, 5/7/21	13,000	13,000
Metropolitan Water District of Southern California, SC, Water Ser 2017 E 0.31%, 5/7/21	8,000	8,002
New York State Energy Research & Development Authority Facilities, NY, Consolidated Edison Co., Ser 2005 Subser A-2 0.05%, 5/1/39	10,000	10,000
Orlando Utilities Commission, FL, Utility System Ser 2015-B 0.06%, 5/7/21	13,000	13,000
RBC Municipal Products Trust Inc., Various States Certificates E-141 0.09%, 5/7/21 (b)	13,000	13,000
RBC Municipal Products Trust Inc., MO, Health and Educational Facilities Authority of The State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17 0.11%, 5/7/21 (b)	6,000	6,000
RBC Municipal Products Trust Inc., NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133 0.09%, 5/7/21 (b)	5,000	5,000
RBC Municipal Products Trust Inc., SC, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130 0.26%, 5/7/21 (b)	3,000	3,000
Tender Option Bond Trust, TX, Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts Ser 2019-BAML 5012 0.11%, 5/7/21 (b)	13,200	13,200
Utah Water Finance Agency, UT, Ser 2008 B 0.09%, 5/7/21	13,000	13,000
Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs 0.07%, 5/7/21	13,000	13,000
Total Weekly Variable Rate Bonds (Cost $149,200)		149,202
Daily Variable Rate Bonds (a) (26.7%)
Franklin County, OH, CHE Trinity Health Credit Group Ser 2013 0.10%, 5/3/21	7,650	7,650
	Face Amount (000)	Value (000)
Idaho Health Facilities Authority Hospital Revenue Bonds, ID, CHE Trinity Health Credit Group, Series 2013 0.10%, 5/3/21	$4,300	$4,300
Indiana Finance Authority, Environmental Refunding Duke Energy Indiana Inc Ser 2009 A-4 0.05%, 5/3/21	13,000	13,000
Mississippi Business Finance Corp., MS, Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Series 2007 C 0.03%, 5/3/21	12,500	12,500
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2014 Subser AA-4 0.03%, 5/3/21	11,300	11,300
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2003 Ser A Subser A4 0.04%, 5/3/21	13,000	13,000
University of California Regents, Ser 2013 AL-3 0.02%, 5/3/21	9,800	9,800
Total Daily Variable Rate Bonds (Cost $71,550)		71,550
Commercial Paper (c) (5.5%)
Lincoln Nebraska Electric System Revenue, NE, Ser 1995 0.13, 5/19/21	6,000	6,000
Montgomery County, MD, Ser 2010 A BANs 0.09%, 5/5/21	8,800	8,800
Total Commercial Paper (Cost $14,800)		14,800
Municipal Bonds & Notes (4.9%)
State of Texas, TX, TRANs, Ser 2020 4.00%, 8/26/21 (Cost $13,154)	13,000	13,161
Closed-End Investment Companies (a) (4.9%)
Nuveen AMT-Free Municipal Credit Income Fund, OT, Ser 1 0.12%, 5/7/21 (b) (Cost $13,000)	13,000	13,000
Floating Rate Notes (a) (2.1%)
New York City Trust Cultural Resources Revenue, NY, American Museum of Natural History Ser 2014 B1 0.16%, 5/7/21 (Cost $5,500)	5,500	5,500
Total Investments (99.8%) (Cost $267,204) (d)		267,213
Other Assets in Excess of Liabilities (0.2%)		460
Net Assets (100.0%)		$267,673

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

(a)  Floating or variable rate securities: The rates disclosed are as of April 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The rates shown are the effective yields at the date of purchase.

(d)  At April 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,000 and the aggregate gross unrealized depreciation is approximately $0, resulting in net unrealized appreciation of approximately $9,000.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipation Notes.

TRANs  Tax and Revenue Anticipation Notes.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	55.8%
Daily Variable Rate Bonds	26.8
Other*	11.9
Commercial Paper	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

State/Territory	Value (000)	Percent of Net Assets
Texas	$46,361	17.3%
New York	44,800	16.7
Others	27,800	10.4
Florida	26,000	9.7
California	17,802	6.6
Colorado	13,000	4.8
Indiana	13,000	4.9
Louisiana	13,000	4.9
Maryland	13,000	4.9
Utah	13,000	4.9
Mississippi	12,500	4.7
Ohio	7,650	2.9
Missouri	6,000	2.2
Oklahoma	6,000	2.2
Idaho	4,300	1.6
South Carolina	3,000	1.1
	$267,213	99.8%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Assets and Liabilities

	ESG Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$3,083,427		$15,194,650		$122,938,249	$11,566,178
Total Investments in Securities, at Value(1)	3,083,751		15,196,424		122,938,249	11,566,178
Cash	292		249		693	4,665
Interest Receivable	640		2,553		14,654	4,207
Receivable for Investments Sold	—		—		199,967	—
Due from Adviser	—		—		918	215
Other Assets	294		1,439		6,229	1,629
Total Assets	3,084,977		15,200,665		123,160,710	11,576,894
Liabilities:
Payable for Investments Purchased	—		—		1,389,937	274,998
Payable for Administration Fees	137		656		5,150	487
Dividends Payable	21		278		1,725	9
Payable for Advisory Fees	220		1,159		—	—
Payable for Custodian Fees	52		192		752	55
Payable for Professional Fees	46		39		54	35
Payable for Transfer Agency Fees	27		53		35	6
Payable for Portfolio Shares Redeemed	3		17		16	—
Payable for Administration Plan Fees — Institutional Select Class	—	@	—	@	—	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	—	@	—	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Participant Class	—	@	—		—	—
Payable for Distribution Plan and Shareholder Service Plan Fees — Cash Management Class	—	@	—	@	—	—
Other Liabilities	112		566		2,820	655
Total Liabilities	618		2,960		1,400,489	276,245
Net Assets	$3,084,359		$15,197,705		$121,760,221	$11,300,649
Net Assets Consist of:
Paid-in-Capital	$3,083,764		$15,205,423		$121,761,403	$11,300,265
Total Distributable Earnings (Accumulated Loss)	595		(7,718)		(1,182)	384
Net Assets	$3,084,359		$15,197,705		$121,760,221	$11,300,649
(1) Including: Repurchase Agreements, at Value	$1,034,000		$5,314,000		$62,849,701	$—

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Assets and Liabilities (cont'd)

	ESG Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$3,075,468	$15,178,952	$101,864,771	$1,100,216
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,072,533,222	15,176,048,153	101,865,411,565	1,100,194,352
Net Asset Value, Offering and Redemption Price Per Share	$1.0010	$1.0002	$1.000	$1.000
INSTITUTIONAL SELECT CLASS:
Net Assets	$51	$13,225	$14,452,582	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	51,220	13,227,342	14,452,443,204	51,046
Net Asset Value, Offering and Redemption Price Per Share	$1.0007	$0.9998	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$1,646,182	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	1,646,255,444	50,952
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$196,696	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	196,700,608	50,921
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$51	$51	$1,827,905	$32,728
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	51,023	51,054	1,827,946,546	32,727,413
Net Asset Value, Offering and Redemption Price Per Share	$1.0011	$0.9998	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$51	$—	$1,767,529	$10,167,196
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,892	—	1,767,542,044	10,166,812,184
Net Asset Value, Offering and Redemption Price Per Share	$1.0007	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$8,738	$5,477	$4,505	$356
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	8,731,922	5,476,466	4,504,908	355,764
Net Asset Value, Offering and Redemption Price Per Share	$1.0007	$1.0000	$1.000	$1.000
SELECT CLASS:
Net Assets	$—	$—	$51	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	50,597	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Assets and Liabilities

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$37,979,845	$64,283,285	$267,204
Total Investments in Securities, at Value(1)	37,979,845	64,283,285	267,213
Cash	889	15,855	26
Interest Receivable	3,754	18,016	369
Receivable for Investments Sold	149,973	224,985	—
Due from Adviser	272	866	15
Other Assets	2,820	3,817	155
Total Assets	38,137,553	64,546,824	267,778
Liabilities:
Payable for Investments Purchased	649,964	5,682,067	—
Payable for Administration Fees	1,609	2,608	—
Payable for Custodian Fees	302	385	6
Dividends Payable	143	164	1
Payable for Professional Fees	44	37	42
Payable for Transfer Agency Fees	19	22	23
Payable for Portfolio Shares Redeemed	1	6	—	@
Other Liabilities	872	1,078	33
Total Liabilities	652,954	5,686,367	105
Net Assets	$37,484,599	$58,860,457	$267,673
Net Assets Consist of:
Paid-in-Capital	$37,485,824	$58,861,465	$267,688
Total Accumulated Loss	(1,225)	(1,008)	(15)
Net Assets	$37,484,599	$58,860,457	$267,673
(1) Including: Repurchase Agreements, at Value	$12,471,003	$—	$—

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
INSTITUTIONAL CLASS:
Net Assets	$20,742,190	$55,857,570	$262,882
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	20,743,150,611	55,858,591,775	262,848,742
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0001
INSTITUTIONAL SELECT CLASS:
Net Assets	$12,582,366	$2,973,919	$51
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	12,582,336,834	2,973,877,509	50,736
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0001
INVESTOR CLASS:
Net Assets	$38,216	$51	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	38,216,765	50,943	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$3,276	$1,769	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,275,962	1,769,486	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$677,072	$16,081	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	677,096,540	16,084,155	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$3,423,952	$471	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,424,051,748	470,562	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$17,476	$10,545	$4,740
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	17,473,457	10,547,025	4,739,562
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.0002
SELECT CLASS:
Net Assets	$51	$51	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,570	50,554	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Operations

	ESG Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$3,961		$18,066		$57,978	$4,265
Expenses:
Advisory Fees (Note B)	2,684		12,268		79,543	7,393
Administration Fees (Note C)	895		4,089		26,514	2,464
Registration Fees	99		425		1,438	331
Professional Fees	77		84		60	76
Transfer Agency Fees (Note E)	59		88		66	11
Custodian Fees (Note F)	55		204		757	58
Trustees' Fees and Expenses	26		119		555	49
Shareholder Reporting Fees	15		16		56	17
Administration Plan Fees — Institutional Select Class (Note D)	—	@	4		3,159	—	@
Administration Plan Fees — Investor Class (Note D)	—		—		811	—	@
Administration Plan Fees — Administrative Class (Note D)	—		—		128	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	—	@	1,598	46
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—		4,286	23,148
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	7		4		3	—	@
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—		—		— @	—
Pricing Fees	4		19		12	5
Other Expenses	41		105		343	62
Total Expenses	3,962		17,425		119,329	33,660
Waiver of Advisory Fees (Note B)	(1,308)		(5,756)		(64,471)	(6,417)
Waiver of Administration Fees (Note C)	—		—		(965)	(277)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(—	@)	(—	@)	(3,159)	(—	@)
Waiver of Administration Plan Fees — Investor Class (Note D)	—		—		(811)	(—	@)
Waiver of Administration Plan Fees — Administrative Class (Note D)	—		—		(128)	(—	@)
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(—	@)	(—	@)	(1,598)	(46)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(—	@)	—		(4,286)	(23,148)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(4)		(2)		(3)	(—	@)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—		—		(— @)	—
Net Expenses	2,650		11,667		43,908	3,772
Net Investment Income	1,311		6,399		14,070	493
Realized Gain:
Investments Sold	553		2,827		144	49
Change in Unrealized Appreciation (Depreciation):
Investments	(657)		(2,161)		—	—
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(104)		666		—	—
Net Increase in Net Assets Resulting from Operations	$1,207		$7,065		$14,214	$542

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Operations (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Investment Income:
Interest	$19,528	$25,405	$168
Expenses:
Advisory Fees (Note B)	26,777	41,738	229
Administration Fees (Note C)	8,926	13,913	76
Registration Fees	871	1,283	56
Professional Fees	65	80	58
Transfer Agency Fees (Note E)	36	41	36
Custodian Fees (Note F)	296	392	6
Trustees' Fees and Expenses	209	290	4
Shareholder Reporting Fees	20	42	4
Administration Plan Fees — Institutional Select Class (Note D)	2,658	841	— @
Administration Plan Fees — Investor Class (Note D)	18	— @	—
Administration Plan Fees — Administrative Class (Note D)	2	1	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	809	28	—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	7,258	1	—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	13	8	4
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	— @	— @	—
Pricing Fees	4	3	1
Other Expenses	132	167	32
Total Expenses	48,094	58,828	506
Waiver of Advisory Fees (Note B)	(19,320)	(34,395)	(229)
Waiver of Administration Fees (Note C)	(273)	(932)	(70)
Expenses Reimbursed by Adviser (Note B)	—	—	(51)
Waiver of Administration Plan Fees — Institutional Select Class (Note D)	(2,658)	(841)	(— @)
Waiver of Administration Plan Fees — Investor Class (Note D)	(18)	(— @)	—
Waiver of Administration Plan Fees — Administrative Class (Note D)	(2)	(1)	—
Waiver of Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	(809)	(28)	—
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	(7,258)	(1)	—
Waiver of Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	(13)	(8)	(4)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	(— @)	(— @)	—
Net Expenses	17,743	22,622	152
Net Investment Income	1,785	2,783	16
Realized Gain:
Investments Sold	29	33	3
Change in Unrealized Appreciation (Depreciation):
Investments	—	—	5
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	—	—	8
Net Increase in Net Assets Resulting from Operations	$1,814	$2,816	$24

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Changes in Net Assets

	ESG Money Market Portfolio			Prime Portfolio
	Six Months Ended April 30, 2021 (unaudited) (000)	Year Ended October 31, 2020 (000)		Six Months Ended April 30, 2021 (unaudited) (000)	Year Ended October 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,311	$32,296		$6,399	$135,619
Net Realized Gain (Loss)	553	(429)		2,827	(12,346)
Net Change in Unrealized Appreciation (Depreciation)	(657)	141		(2,161)	833
Net Increase in Net Assets Resulting from Operations	1,207	32,008		7,065	124,106
Dividends and Distributions to Shareholders:
Institutional Class	(1,310)	(32,214)		(6,396)	(135,430)
Institutional Select Class	(— @)	(—	@)	(3)	(106)
Advisory Class	(— @)	(—	@)	(— @)	(— @)
Participant Class	(— @)	(—	@)	—	—
Cash Management Class	(1)	(82)		(— @)	(88)
Total Dividends and Distributions to Shareholders	(1,311)	(32,296)		(6,399)	(135,624)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	5,341,024	14,077,249		34,501,631	92,837,198
Distributions Reinvested	1,056	25,164		4,008	77,370
Redeemed	(6,409,354)	(13,304,945)		(39,557,868)	(85,194,513)
Institutional Select Class:
Subscribed	—	1		—	19,254
Distributions Reinvested	— @	—	@	3	106
Redeemed	—	(—	@)	(10,820)	(7,510)
Advisory Class:
Distributions Reinvested	— @	—	@	— @	— @
Participant Class:
Distributions Reinvested	— @	—	@	—	—
Cash Management Class:
Distributions Reinvested	1	80		— @	86
Redeemed	(47)	(3,085)		(97)	(8,032)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,067,320)	794,464		(5,063,143)	7,723,959
Total Increase (Decrease) in Net Assets	(1,067,424)	794,176		(5,062,477)	7,712,441
Net Assets:
Beginning of Period	4,151,783	3,357,607		20,260,182	12,547,741
End of Period	$3,084,359	$4,151,783		$15,197,705	$20,260,182

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Changes in Net Assets (cont'd)

	ESG Money Market Portfolio				Prime Portfolio
	Six Months Ended April 30, 2021 (unaudited) (000)		Year Ended October 31, 2020 (000)		Six Months Ended April 30, 2021 (unaudited) (000)	Year Ended October 31, 2020 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	5,335,842		14,066,169		34,495,493	92,808,559
Shares Issued on Distributions Reinvested	1,055		25,146		4,008	77,337
Shares Redeemed	(6,403,106)		(13,295,696)		(39,551,447)	(85,170,355)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(1,066,209)		795,619		(5,051,946)	7,715,541
Institutional Select Class:
Shares Subscribed	—		—	@@	—	19,251
Shares Issued on Distributions Reinvested	—	@@	—	@@	3	106
Shares Redeemed	—		(—	@@)	(10,822)	(7,506)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	—	@@	—	@@	(10,819)	11,851
Advisory Class:
Shares Issued on Distributions Reinvested	—	@@	—	@@	— @@	— @@
Participant Class:
Shares Issued on Distributions Reinvested	—	@@	—	@@	—	—
Cash Management Class:
Shares Issued on Distributions Reinvested	1		80		— @@	86
Shares Redeemed	(47)		(3,085)		(97)	(8,042)
Net Decrease in Cash Management Class Shares Outstanding	(46)		(3,005)		(97)	(7,956)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2021 (unaudited) (000)	Year Ended October 31, 2020 (000)	Six Months Ended April 30, 2021 (unaudited) (000)		Year Ended October 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14,070	$412,036	$493		$17,213
Net Realized Gain	144	1,369	49		79
Net Increase in Net Assets Resulting from Operations	14,214	413,405	542		17,292
Dividends and Distributions to Shareholders:
Institutional Class	(11,765)	(378,137)	(28)		(2,482)
Institutional Select Class	(1,670)	(6,840)	(—	@)	(— @)
Investor Class	(215)	(16,942)	(—	@)	(4)
Administrative Class	(23)	(1,087)	(—	@)	(— @)
Advisory Class	(169)	(5,228)	(2)		(172)
Participant Class	(227)	(3,777)	(463)		(14,553)
Cash Management Class	(1)	(25)	(—	@)	(2)
Select Class	(— @)	(— @)	—		—
Total Dividends and Distributions to Shareholders	(14,070)	(412,036)	(493)		(17,213)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	432,115,357	717,026,309	2,718,830		3,355,621
Distributions Reinvested	4,102	182,362	15		339
Redeemed	(405,612,511)	(699,722,544)	(2,025,228)		(3,107,063)
Institutional Select Class:
Subscribed	16,250,103	24,763,829	—		—
Distributions Reinvested	1,619	5,274	—	@	— @
Redeemed	(12,262,125)	(14,657,152)	—		—
Investor Class:
Subscribed	1,617,858	3,727,447	45		3,197
Distributions Reinvested	4	128	—		4
Redeemed	(1,481,157)	(5,665,748)	(45)		(4,156)
Administrative Class:
Subscribed	152,943	311,297	—		—
Distributions Reinvested	10	449	—	@	— @
Redeemed	(117,662)	(337,310)	—		—
Advisory Class:
Subscribed	3,201,540	6,487,598	22,887		98,668
Distributions Reinvested	32	553	—	@	— @
Redeemed	(2,517,590)	(6,306,479)	(30,063)		(96,805)
Participant Class:
Subscribed	904,220	2,108,643	59,160,480		56,137,833
Distributions Reinvested	— @	3	459		14,551
Redeemed	(807,744)	(1,380,187)	(55,543,308)		(52,327,283)
Cash Management Class:
Distributions Reinvested	1	25	—	@	1
Redeemed	(200)	(235)	—		—
Select Class:
Distributions Reinvested	— @	— @	—		—
Net Increase in Net Assets Resulting from Capital Share Transactions	31,448,800	26,544,262	4,304,072		4,074,907
Total Increase in Net Assets	31,448,944	26,545,631	4,304,121		4,074,986
Net Assets:
Beginning of Period	90,311,277	63,765,646	6,996,528		2,921,542
End of Period	$121,760,221	$90,311,277	$11,300,649		$6,996,528

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Six Months Ended April 30, 2021 (unaudited) (000)	Year Ended October 31, 2020 (000)	Six Months Ended April 30, 2021 (unaudited) (000)		Year Ended October 31, 2020 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	432,115,357	717,026,309	2,718,830		3,355,621
Shares Issued on Distributions Reinvested	4,102	182,362	15		339
Shares Redeemed	(405,612,511)	(699,722,544)	(2,025,228)		(3,107,063)
Net Increase in Institutional Class Shares Outstanding	26,506,948	17,486,127	693,617		248,897
Institutional Select Class:
Shares Subscribed	16,250,103	24,763,829	—		—
Shares Issued on Distributions Reinvested	1,619	5,274	—	@@	—	@@
Shares Redeemed	(12,262,125)	(14,657,152)	—		—
Net Increase in Institutional Select Class Shares Outstanding	3,989,597	10,111,951	—	@@	—	@@
Investor Class:
Shares Subscribed	1,617,858	3,727,447	45		3,197
Shares Issued on Distributions Reinvested	4	128	—	@@	4
Shares Redeemed	(1,481,157)	(5,665,748)	(45)		(4,156)
Net Increase (Decrease) in Investor Class Shares Outstanding	136,705	(1,938,173)	—		(955)
Administrative Class:
Shares Subscribed	152,943	311,297	—		—
Shares Issued on Distributions Reinvested	10	449	—	@@	—	@@
Shares Redeemed	(117,662)	(337,310)	—		—
Net Increase (Decrease) in Administrative Class Shares Outstanding	35,291	(25,564)	—	@@	—	@@
Advisory Class:
Shares Subscribed	3,201,540	6,487,598	22,887		98,668
Shares Issued on Distributions Reinvested	32	553	—	@@	—	@@
Shares Redeemed	(2,517,590)	(6,306,479)	(30,063)		(96,805)
Net Increase (Decrease) in Advisory Class Shares Outstanding	683,982	181,672	(7,176)		1,863
Participant Class:
Shares Subscribed	904,220	2,108,643	59,160,480		56,137,833
Shares Issued on Distributions Reinvested	— @@	3	459		14,551
Shares Redeemed	(807,744)	(1,380,187)	(55,543,308)		(52,327,283)
Net Increase Decrease in Participant Class Shares Outstanding	96,476	728,459	3,617,631		3,825,101
Cash Management Class:
Shares Issued on Distributions Reinvested	1	25	—	@@	1
Shares Redeemed	(200)	(235)	—		—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(199)	(210)	—	@@	1
Select Class:
Shares Issued on Distributions Reinvested	— @@	— @@	—		—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2021 (unaudited) (000)	Year Ended October 31, 2020 (000)	Six Months Ended April 30, 2021 (unaudited) (000)	Year Ended October 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,785	$102,639	$2,783	$166,232
Net Realized Gain	29	211	33	670
Net Increase in Net Assets Resulting from Operations	1,814	102,850	2,816	166,902
Dividends and Distributions to Shareholders:
Institutional Class	(1,073)	(90,457)	(2,613)	(161,203)
Institutional Select Class	(532)	(3,314)	(168)	(4,337)
Investor Class	(2)	(77)	(— @)	(— @)
Administrative Class	(— @)	(17)	(— @)	(9)
Advisory Class	(32)	(2,214)	(1)	(599)
Participant Class	(145)	(6,472)	(— @)	(1)
Cash Management Class	(1)	(88)	(1)	(83)
Select Class	(— @)	(— @)	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(1,785)	(102,639)	(2,783)	(166,232)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	62,653,175	128,222,770	101,919,713	182,286,762
Distributions Reinvested	468	45,552	1,765	103,612
Redeemed	(64,177,667)	(120,632,428)	(91,710,591)	(160,535,181)
Institutional Select Class:
Subscribed	10,925,361	16,067,861	41,881	7,420,792
Distributions Reinvested	527	2,434	165	4,003
Redeemed	(8,351,089)	(6,302,140)	(1,186,255)	(3,705,644)
Investor Class:
Subscribed	18,379	64,814	— @	—
Distributions Reinvested	— @	41	— @	— @
Redeemed	(15,746)	(44,107)	—	—
Administrative Class:
Subscribed	201	280	— @	1,919
Distributions Reinvested	— @	15	— @	— @
Redeemed	(360)	(394)	(255)	(1,910)
Advisory Class:
Subscribed	1,813,435	4,247,106	178,382	556,532
Distributions Reinvested	4	340	1	431
Redeemed	(1,712,319)	(4,217,325)	(179,489)	(581,921)
Participant Class:
Subscribed	3,211,582	4,970,231	342	885
Distributions Reinvested	— @	— @	— @	1
Redeemed	(2,171,218)	(4,017,502)	(447)	(940)
Cash Management Class:
Distributions Reinvested	1	88	1	79
Redeemed	(88)	(411)	(565)	(7,729)
Select Class:
Distributions Reinvested	— @	— @	— @	— @
Net Increase in Net Assets Resulting from Capital Share Transactions	2,194,646	18,407,225	9,064,648	25,541,691
Total Increase in Net Assets	2,194,675	18,407,436	9,064,681	25,542,361
Net Assets:
Beginning of Period	35,289,924	16,882,488	49,795,776	24,253,415
End of Period	$37,484,599	$35,289,924	$58,860,457	$49,795,776
The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Six Months Ended April 30, 2021 (unaudited) (000)	Year Ended October 31, 2020 (000)	Six Months Ended April 30, 2021 (unaudited) (000)	Year Ended October 31, 2020 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	62,653,175	128,222,770	101,919,713	182,286,762
Shares Issued on Distributions Reinvested	468	45,552	1,765	103,612
Shares Redeemed	(64,177,667)	(120,632,428)	(91,710,591)	(160,535,181)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(1,524,024)	7,635,894	10,210,887	21,855,193
Institutional Select Class:
Shares Subscribed	10,925,361	16,067,861	41,881	7,420,792
Shares Issued on Distributions Reinvested	527	2,434	165	4,003
Shares Redeemed	(8,351,089)	(6,302,140)	(1,186,255)	(3,705,644)
Net Increase in Institutional Select Class Shares Outstanding	2,574,799	9,768,155	(1,144,209)	3,719,151
Investor Class:
Shares Subscribed	18,379	64,814	— @@	—
Shares Issued on Distributions Reinvested	— @@	41	— @@	— @@
Shares Redeemed	(15,746)	(44,107)	—	—
Net Increase in Investor Class Shares Outstanding	2,633	20,748	—	— @@
Administrative Class:
Shares Subscribed	201	280	— @@	1,919
Shares Issued on Distributions Reinvested	— @@	15	— @@	— @@
Shares Redeemed	(360)	(394)	(255)	(1,910)
Net Increase (Decrease) in Administrative Class Shares Outstanding	(159)	(99)	(255)	9
Advisory Class:
Shares Subscribed	1,813,435	4,247,106	178,382	556,532
Shares Issued on Distributions Reinvested	4	340	1	431
Shares Redeemed	(1,712,319)	(4,217,325)	(179,489)	(581,921)
Net Increase (Decrease) in Advisory Class Shares Outstanding	101,120	30,121	(1,106)	(24,958)
Participant Class:
Shares Subscribed	3,211,582	4,970,231	342	885
Shares Issued on Distributions Reinvested	— @@	— @@	— @@	1
Shares Redeemed	(2,171,218)	(4,017,502)	(447)	(940)
Net Increase (Decrease) in Participant Class Shares Outstanding	1,040,364	952,729	(105)	(54)
Cash Management Class:
Shares Issued on Distributions Reinvested	1	88	1	79
Shares Redeemed	(88)	(411)	(565)	(7,729)
Net Decrease in Cash Management Class Shares Outstanding	(87)	(323)	(564)	(7,650)
Select Class:
Shares Issued on Distributions Reinvested	— @@	— @@	— @@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Six Months Ended April 30, 2021 (unaudited) (000)	Year Ended October 31, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$16	$3,183
Net Realized Gain	3	11
Net Change in Unrealized Appreciation (Depreciation)	5	(38)
Net Increase in Net Assets Resulting from Operations	24	3,156
Dividends and Distributions to Shareholders:
Institutional Class	(15)	(3,154)
Institutional Select Class	(— @)	(— @)
Cash Management Class	(— @)	(29)
Total Dividends and Distributions to Shareholders	(15)	(3,183)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	118,185	719,986
Distributions Reinvested	11	2,470
Redeemed	(221,763)	(968,135)
Institutional Select Class:
Distributions Reinvested	— @	—- @
Cash Management Class:
Distributions Reinvested	— @	28
Redeemed	(76)	(2,647)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(103,643)	(248,298)
Total Decrease in Net Assets	(103,634)	(248,325)
Net Assets:
Beginning of Period	371,307	619,632
End of Period	$267,673	$371,307
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	118,169	719,898
Shares Issued on Distributions Reinvested	11	2,469
Shares Redeemed	(221,732)	(968,078)
Net Decrease in Institutional Class Shares Outstanding	(103,552)	(245,711)
Institutional Select Class:
Shares Issued on Distributions Reinvested	—- @@	— @@
Cash Management Class:
Shares Issued on Distributions Reinvested	—- @@	28
Shares Redeemed	(76)	(2,647)
Net Decrease in Cash Management Class Shares Outstanding	(76)	(2,619)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
ESG Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$1.0010	$0.0004	(2)(3)	$(0.0000	)(3)	$(0.0004	)(3)	$1.0010	0.04	%(8)
Year Ended 10/31/20	1.0008	0.0087	(2)	0.0005		(0.0090)		1.0010	0.92%
Year Ended 10/31/19	1.0004	0.0239	(2)	0.0005		(0.0240)		1.0008	2.46%
Year Ended 10/31/18	1.0004	0.0190	(2)	(0.0007)		(0.0183)		1.0004	1.84%
Year Ended 10/31/17	1.0002	0.0105	(2)	(0.0001	)(3)	(0.0102)		1.0004	1.05%
Year Ended 10/31/16(1)	1.0000	0.0041	(2)	0.0002	(3)	(0.0041)		1.0002	0.43%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$1.0008	$0.0002	(2)(3)	$(0.0001	)(3)	$(0.0002	)(3)	$1.0007	0.01	%(8)
Year Ended 10/31/20	1.0006	0.0082	(2)	0.0005		(0.0085)		1.0008	0.87%
Year Ended 10/31/19	1.0002	0.0233	(2)	0.0006		(0.0235)		1.0006	2.41%
Year Ended 10/31/18	1.0002	0.0185	(2)	(0.0007)		(0.0178)		1.0002	1.79%
Year Ended 10/31/17	1.0000	0.0100	(2)	(0.0001	)(3)	(0.0097)		1.0002	1.00%
Year Ended 10/31/16(1)	1.0000	0.0036	(2)	0.0000	(3)	(0.0036)		1.0000	0.36%
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$1.0012	$0.0001	(2)(3)	$(0.0001	)(3)	$(0.0001	)(3)	$1.0011	0.01	%(8)
Year Ended 10/31/20	1.0010	0.0065	(2)	0.0005		(0.0068)		1.0012	0.70%
Year Ended 10/31/19	1.0007	0.0213	(2)	0.0005		(0.0215)		1.0010	2.20%
Year Ended 10/31/18	1.0006	0.0165	(2)	(0.0006)		(0.0158)		1.0007	1.60%
Year Ended 10/31/17	1.0004	0.0080	(2)	0.0001	(3)	(0.0079)		1.0006	0.81%
Year Ended 10/31/16(1)	1.0000	0.0017	(2)	0.0004	(3)	(0.0017)		1.0004	0.22%
Participant Class
Six Months Ended 4/30/21 (unaudited)	$1.0008	$0.0001	(2)(3)	$(0.0001	)(3)	$(0.0001	)(3)	$1.0007	0.00	%(5)(8)
Year Ended 10/31/20	1.0006	0.0049	(2)	0.0005		(0.0052)		1.0008	0.54%
Year Ended 10/31/19	1.0003	0.0188	(2)	0.0005		(0.0190)		1.0006	1.94%
Year Ended 10/31/18	1.0002	0.0140	(2)	(0.0006)		(0.0133)		1.0003	1.34%
Year Ended 10/31/17	1.0000	0.0055	(2)	(0.0001	)(3)	(0.0052)		1.0002	0.55%
Year Ended 10/31/16(1)	1.0000	0.0002	(2)(3)	0.0000	(3)	(0.0002	)(3)	1.0000	0.02%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$1.0007	$0.0001	(2)(3)	$(0.0000	)(3)	$(0.0001	)(3)	$1.0007	0.01	%(8)
Year Ended 10/31/20	1.0005	0.0073	(2)	0.0004		(0.0075)		1.0007	0.78%
Year Ended 10/31/19	1.0002	0.0223	(2)	0.0005		(0.0225)		1.0005	2.30%
Year Ended 10/31/18	1.0001	0.0175	(2)	(0.0006)		(0.0168)		1.0002	1.70%
Year Ended 10/31/17	1.0000	0.0090	(2)	(0.0002	)(3)	(0.0087)		1.0001	0.89%
Year Ended 10/31/16(1)	1.0000	0.0026	(2)	0.0000	(3)	(0.0026)		1.0000	0.26%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
ESG Money Market Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$3,075,468	0.15	%(9)	N/A		0.22	%(9)	0.07	%(9)	0.00	%(5)(9)
Year Ended 10/31/20	4,142,846	0.13%		N/A		0.22%		0.87%		0.78%
Year Ended 10/31/19	3,345,665	0.16%		0.16%		0.22%		2.38%		2.32%
Year Ended 10/31/18	1,709,776	0.15%		N/A		0.25%		1.91%		1.81%
Year Ended 10/31/17	621,369	0.10%		N/A		0.32%		1.06%		0.84%
Year Ended 10/31/16(1)	450,127	0.12%		N/A		0.22%		0.41%		0.31%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$51	0.19	%(4)(9)	N/A		0.27	%(9)	0.03	%(9)	(0.05	)%(9)
Year Ended 10/31/20	51	0.18	%(4)	N/A		0.27%		0.82%		0.73%
Year Ended 10/31/19	51	0.21	%(4)	0.21	%(4)	0.27%		2.33%		2.27%
Year Ended 10/31/18	50	0.20	%(4)	N/A		0.30%		1.86%		1.76%
Year Ended 10/31/17	50	0.15	%(4)	N/A		0.37%		1.01%		0.79%
Year Ended 10/31/16(1)	50	0.17	%(4)	N/A		0.27%		0.36%		0.26%
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$51	0.21	%(4)(9)	N/A		0.47	%(9)	0.01	%(9)	(0.25	)%(9)
Year Ended 10/31/20	51	0.36	%(4)	N/A		0.47%		0.65%		0.54%
Year Ended 10/31/19	51	0.41	%(4)	0.41	%(4)	0.47%		2.13%		2.07%
Year Ended 10/31/18	50	0.40	%(4)	N/A		0.50%		1.66%		1.56%
Year Ended 10/31/17	52	0.35	%(4)	N/A		0.57%		0.81%		0.59%
Year Ended 10/31/16(1)	2	0.37	%(4)	N/A		0.47%		0.16%		0.06%
Participant Class
Six Months Ended 4/30/21 (unaudited)	$51	0.21	%(4)(9)	N/A		0.72	%(9)	0.01	%(9)	(0.50	)%(9)
Year Ended 10/31/20	51	0.52	%(4)	N/A		0.72%		0.49%		0.29%
Year Ended 10/31/19	51	0.66	%(4)	0.66	%(4)	0.72%		1.88%		1.82%
Year Ended 10/31/18	50	0.65	%(4)	N/A		0.75%		1.41%		1.31%
Year Ended 10/31/17	50	0.60	%(4)	N/A		0.82%		0.56%		0.34%
Year Ended 10/31/16(1)	53	0.53	%(4)	N/A		0.72%		0.00	%(5)	(0.19)%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$8,738	0.21	%(4)(9)	N/A		0.37	%(9)	0.01	%(9)	(0.15	)%(9)
Year Ended 10/31/20	8,784	0.28	%(4)	N/A		0.37%		0.72%		0.63%
Year Ended 10/31/19	11,789	0.31	%(4)	0.31	%(4)	0.37%		2.23%		2.17%
Year Ended 10/31/18	13,998	0.30	%(4)	N/A		0.40%		1.76%		1.66%
Year Ended 10/31/17	17,980	0.25	%(4)	N/A		0.47%		0.91%		0.69%
Year Ended 10/31/16(1)	29,654	0.27	%(4)	N/A		0.37%		0.26%		0.16%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$1.0001	$0.0004	(2)(3)	$0.0001	(3)	$(0.0004	)(3)	$1.0002	0.05	%(8)
Year Ended 10/31/20	1.0008	0.0081	(2)	0.0001	(3)	(0.0089)		1.0001	0.83%
Year Ended 10/31/19	1.0005	0.0240	(2)	0.0002	(3)	(0.0239)		1.0008	2.45%
Year Ended 10/31/18	1.0005	0.0186	(2)	(0.0004	)(3)	(0.0182)		1.0005	1.84%
Year Ended 10/31/17	1.0002	0.0109	(2)	(0.0005)		(0.0101)		1.0005	1.05%
Year Ended 10/31/16(1)	1.0000	0.0036	(2)	0.0002	(3)	(0.0036)		1.0002	0.38%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$0.9998	$0.0002	(2)(3)	$0.0000	(3)	$(0.0002	)(3)	$0.9998	0.02	%(8)
Year Ended 10/31/20	1.0006	0.0076	(2)	0.0001	(3)	(0.0085)		0.9998	0.77%
Year Ended 10/31/19	1.0003	0.0233	(2)	0.0004	(3)	(0.0234)		1.0006	2.40%
Year Ended 10/31/18	1.0000	0.0181	(2)	(0.0001	)(3)	(0.0177)		1.0003	1.82%
Year Ended 10/31/17	1.0005	0.0104	(2)	(0.0033)		(0.0076)		1.0000	0.71%
Year Ended 10/31/16(1)	1.0000	0.0031	(2)	0.0005		(0.0031)		1.0005	0.36%
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$0.9997	$0.0001	(2)(3)	$0.0001	(3)	$(0.0001	)(3)	$0.9998	0.02	%(8)
Year Ended 10/31/20	1.0003	0.0058	(2)	0.0003	(3)	(0.0067)		0.9997	0.61%
Year Ended 10/31/19	1.0000	0.0213	(2)	0.0004	(3)	(0.0214)		1.0003	2.19%
Year Ended 10/31/18	1.0000	0.0161	(2)	(0.0004	)(3)	(0.0157)		1.0000	1.58%
Year Ended 10/31/17	1.0000	0.0086	(2)	(0.0038)		(0.0048)		1.0000	0.49%
Year Ended 10/31/16(1)	1.0000	0.0013	(2)	0.0000	(3)	(0.0013)		1.0000	0.13%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$1.0000	$0.0001	(2)(3)	$0.0000	(3)	$(0.0001	)(3)	$1.0000	0.01	%(8)
Year Ended 10/31/20	1.0005	0.0066	(2)	0.0004	(3)	(0.0075)		1.0000	0.70%
Year Ended 10/31/19	1.0003	0.0223	(2)	0.0003	(3)	(0.0224)		1.0005	2.29%
Year Ended 10/31/18	1.0003	0.0171	(2)	(0.0004	)(3)	(0.0167)		1.0003	1.69%
Year Ended 10/31/17	1.0000	0.0094	(2)	(0.0005)		(0.0086)		1.0003	0.90%
Year Ended 10/31/16(1)	1.0000	0.0022	(2)	0.0000	(3)	(0.0022)		1.0000	0.22%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$15,178,952	0.14	%(9)	0.21	%(9)	0.08	%(9)	0.01	%(9)
Year Ended 10/31/20	20,230,517	0.13%		0.21%		0.81%		0.73%
Year Ended 10/31/19	12,521,950	0.16%		0.21%		2.38%		2.33%
Year Ended 10/31/18	7,679,347	0.15%		0.21%		1.87%		1.81%
Year Ended 10/31/17	4,605,363	0.12%		0.23%		1.09%		0.98%
Year Ended 10/31/16(1)	1,872,676	0.18%		0.21%		0.34%		0.31%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$13,225	0.19	%(4)(9)	0.26	%(9)	0.03	%(9)	(0.04	)%(9)
Year Ended 10/31/20	24,041	0.18	%(4)	0.26%		0.76%		0.68%
Year Ended 10/31/19	12,203	0.21	%(4)	0.26%		2.33%		2.28%
Year Ended 10/31/18	20,410	0.20	%(4)	0.26%		1.82%		1.76%
Year Ended 10/31/17	50	0.17	%(4)	0.28%		1.04%		0.93%
Year Ended 10/31/16(1)	10,036	0.23	%(4)	0.26%		0.29%		0.26%
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$51	0.21	%(4)(9)	0.46	%(9)	0.01	%(9)	(0.24	)%(9)
Year Ended 10/31/20	51	0.36	%(4)	0.46%		0.59%		0.49%
Year Ended 10/31/19	51	0.41	%(4)	0.46%		2.13%		2.08%
Year Ended 10/31/18	50	0.40	%(4)	0.46%		1.62%		1.56%
Year Ended 10/31/17	50	0.37	%(4)	0.48%		0.84%		0.73%
Year Ended 10/31/16(1)	4,471	0.41	%(4)	0.46%		0.11%		0.06%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$5,477	0.21	%(4)(9)	0.36	%(9)	0.01	%(9)	(0.14	)%(9)
Year Ended 10/31/20	5,573	0.28	%(4)	0.36%		0.66%		0.58%
Year Ended 10/31/19	13,537	0.31	%(4)	0.36%		2.23%		2.18%
Year Ended 10/31/18	21,596	0.30	%(4)	0.36%		1.72%		1.66%
Year Ended 10/31/17	14,809	0.27	%(4)	0.38%		0.94%		0.83%
Year Ended 10/31/16(1)	19,163	0.32	%(4)	0.36%		0.20%		0.16%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.01	%(8)
Year Ended 10/31/20	1.000	0.005	(2)	0.001		(0.006)		1.000	0.61%
Year Ended 10/31/19	1.000	0.022	(2)	0.000	(3)	(0.022)		1.000	2.20%
Year Ended 10/31/18	1.000	0.016	(2)	(0.001)		(0.015)		1.000	1.55%
Year Ended 10/31/17	1.000	0.006	(2)	0.001		(0.007)		1.000	0.65%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.23%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.01	%(8)
Year Ended 10/31/20	1.000	0.005	(2)	0.001		(0.006)		1.000	0.57%
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.15%
Year Ended 10/31/18	1.000	0.015	(2)	0.000	(3)	(0.015)		1.000	1.50%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.18%
Investor Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.01	%(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.001		(0.005)		1.000	0.55%
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.10%
Year Ended 10/31/18	1.000	0.015	(2)	(0.001)		(0.014)		1.000	1.45%
Year Ended 10/31/17	1.000	0.005	(2)	0.001		(0.006)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.14%
Administrative Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.01	%(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.001		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.05%
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.40%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.01	%(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.001		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.95%
Year Ended 10/31/18	1.000	0.013	(2)	0.000	(3)	(0.013)		1.000	1.30%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.40%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Participant Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.01	%(8)
Year Ended 10/31/20	1.000	0.003	(2)	0.001		(0.004)		1.000	0.38%
Year Ended 10/31/19	1.000	0.017	(2)	0.000	(3)	(0.017)		1.000	1.69%
Year Ended 10/31/18	1.000	0.011	(2)	(0.001)		(0.010)		1.000	1.04%
Year Ended 10/31/17	1.000	0.001	(2)	0.001		(0.002)		1.000	0.19%
Year Ended 10/31/16(1)	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.01	%(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.001		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.05%
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.40%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.10%
Select Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.01	%(8)
Year Ended 10/31/20	1.000	0.001	(2)	0.002		(0.003)		1.000	0.26%
Year Ended 10/31/19	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.39%
Year Ended 10/31/18	1.000	0.008	(2)	(0.001)		(0.007)		1.000	0.74%
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.01	%(8)

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$101,864,771	0.08	%(9)	N/A		0.21	%(9)	0.02	%(9)	(0.11	)%(9)
Year Ended 10/31/20	75,357,703	0.17%		0.17%		0.21%		0.48%		0.44%
Year Ended 10/31/19	57,870,416	0.17%		0.17%		0.21%		2.17%		2.13%
Year Ended 10/31/18	42,900,056	0.17%		N/A		0.21%		1.55%		1.51%
Year Ended 10/31/17	40,080,925	0.18%		N/A		0.21%		0.63%		0.60%
Year Ended 10/31/16(1)	49,883,028	0.17%		N/A		0.21%		0.22%		0.18%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$14,452,582	0.08	%(4)(9)	N/A		0.26	%(9)	0.02	%(9)	(0.16	)%(9)
Year Ended 10/31/20	10,462,967	0.20	%(4)	0.20	%(4)	0.26%		0.45%		0.39%
Year Ended 10/31/19	350,876	0.22	%(4)	0.22	%(4)	0.26%		2.12%		2.08%
Year Ended 10/31/18	750,517	0.22	%(4)	N/A		0.26%		1.50%		1.46%
Year Ended 10/31/17	1,990,491	0.23	%(4)	N/A		0.26%		0.58%		0.55%
Year Ended 10/31/16(1)	1,620,891	0.22	%(4)	N/A		0.26%		0.17%		0.13%
Investor Class
Six Months Ended 4/30/21 (unaudited)	$1,646,182	0.08	%(4)(9)	N/A		0.31	%(9)	0.02	%(9)	(0.21	)%(9)
Year Ended 10/31/20	1,509,475	0.25	%(4)	0.25	%(4)	0.31%		0.40%		0.34%
Year Ended 10/31/19	3,447,615	0.27	%(4)	0.27	%(4)	0.31%		2.07%		2.03%
Year Ended 10/31/18	2,426,700	0.27	%(4)	N/A		0.31%		1.45%		1.41%
Year Ended 10/31/17	79,317	0.28	%(4)	N/A		0.31%		0.53%		0.50%
Year Ended 10/31/16(1)	39,589	0.26	%(4)	N/A		0.31%		0.13%		0.08%
Administrative Class
Six Months Ended 4/30/21 (unaudited)	$196,696	0.08	%(4)(9)	N/A		0.36	%(9)	0.02	%(9)	(0.26	)%(9)
Year Ended 10/31/20	161,405	0.26	%(4)	0.26	%(4)	0.36%		0.39%		0.29%
Year Ended 10/31/19	186,966	0.32	%(4)	0.32	%(4)	0.36%		2.02%		1.98%
Year Ended 10/31/18	181,397	0.32	%(4)	N/A		0.36%		1.40%		1.36%
Year Ended 10/31/17	169,710	0.33	%(4)	N/A		0.36%		0.48%		0.45%
Year Ended 10/31/16(1)	23,887	0.32	%(4)	N/A		0.36%		0.07%		0.03%
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$1,827,905	0.08	%(4)(9)	N/A		0.46	%(9)	0.02	%(9)	(0.36	)%(9)
Year Ended 10/31/20	1,143,921	0.30	%(4)	0.30	%(4)	0.46%		0.35%		0.19%
Year Ended 10/31/19	962,234	0.42	%(4)	0.42	%(4)	0.46%		1.92%		1.88%
Year Ended 10/31/18	1,082,958	0.42	%(4)	N/A		0.46%		1.30%		1.26%
Year Ended 10/31/17	1,195,962	0.43	%(4)	N/A		0.46%		0.38%		0.35%
Year Ended 10/31/16(1)	1,152,411	0.35	%(4)	N/A		0.46%		0.04%		(0.07)%
Participant Class
Six Months Ended 4/30/21 (unaudited)	$1,767,529	0.08	%(4)(9)	N/A		0.71	%(9)	0.02	%(9)	(0.61	)%(9)
Year Ended 10/31/20	1,671,051	0.36	%(4)	0.36	%(4)	0.71%		0.29%		(0.06)%
Year Ended 10/31/19	942,575	0.67	%(4)	0.67	%(4)	0.71%		1.67%		1.63%
Year Ended 10/31/18	770,987	0.67	%(4)	N/A		0.71%		1.05%		1.01%
Year Ended 10/31/17	919,665	0.68	%(4)	N/A		0.71%		0.13%		0.10%
Year Ended 10/31/16(1)	1,733	0.43	%(4)	N/A		0.71%		(0.04)%		(0.32)%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$4,505	0.08	%(4)(9)	N/A		0.36	%(9)	0.02	%(9)	(0.26	)%(9)
Year Ended 10/31/20	4,704	0.26	%(4)	0.26	%(4)	0.36%		0.39%		0.29%
Year Ended 10/31/19	4,914	0.32	%(4)	0.32	%(4)	0.36%		2.02%		1.98%
Year Ended 10/31/18	16,226	0.32	%(4)	N/A		0.36%		1.40%		1.36%
Year Ended 10/31/17	28,533	0.33	%(4)	N/A		0.36%		0.48%		0.45%
Year Ended 10/31/16(1)	131,640	0.30	%(4)	N/A		0.36%		0.09%		0.03%
Select Class
Six Months Ended 4/30/21 (unaudited)	$51	0.08	%(4)(9)	N/A		1.01	%(9)	0.02	%(9)	(0.91	)%(9)
Year Ended 10/31/20	51	0.51	%(4)	0.51	%(4)	1.01%		0.14%		(0.36)%
Year Ended 10/31/19	50	0.97	%(4)	0.97	%(4)	1.01%		1.37%		1.33%
Year Ended 10/31/18	50	0.97	%(4)	N/A		1.01%		0.75%		0.71%
Year Ended 10/31/17	50	0.79	%(4)	N/A		1.01%		0.02%		(0.20)%
For the Period Ended 10/31/16(1)	50	0.43	%(4)(9)	N/A		1.01	%(9)	(0.04	)%(9)	(0.62	)%(9)

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.005	(2)	0.001		(0.006)		1.000	0.61%
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.14%
Year Ended 10/31/18	1.000	0.013	(2)	0.002		(0.015)		1.000	1.47%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.001)		(0.001)		1.000	0.14%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.002		(0.006)		1.000	0.58%
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.08%
Year Ended 10/31/18	1.000	0.012	(2)	0.002		(0.014)		1.000	1.43%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Investor Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.002		(0.006)		1.000	0.55%
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.03%
Year Ended 10/31/18	1.000	0.012	(2)	0.002		(0.014)		1.000	1.37%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Administrative Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.001		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	1.98%
Year Ended 10/31/18	1.000	0.011	(2)	0.002		(0.013)		1.000	1.32%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.003	(2)	0.002		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.88%
Year Ended 10/31/18	1.000	0.010	(2)	0.002		(0.012)		1.000	1.22%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.35%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.003	(2)	0.002		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.88%
Year Ended 10/31/18	1.000	0.011	(2)	0.001		(0.012)		1.000	1.22%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.36%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.01	%(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.001		(0.005)		1.000	0.53%
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	1.99%
Year Ended 10/31/18	1.000	0.011	(2)	0.002		(0.013)		1.000	1.32%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$1,100,216	0.08	%(9)	0.21	%(9)	0.02	%(9)	(0.11	)%(9)
Year Ended 10/31/20	406,598	0.18%		0.21%		0.46%		0.43%
Year Ended 10/31/19	157,694	0.20%		0.23%		2.12%		2.09%
Year Ended 10/31/18	33,852	0.20%		0.21%		1.30%		1.29%
Year Ended 10/31/17	52,889	0.20%		0.22%		0.57%		0.55%
Year Ended 10/31/16(1)	65,792	0.18%		0.21%		0.17%		0.14%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$51	0.08	%(4)(9)	0.26	%(9)	0.02	%(9)	(0.16	)%(9)
Year Ended 10/31/20	51	0.21	%(4)	0.27%		0.43%		0.37%
Year Ended 10/31/19	51	0.25	%(4)	0.28%		2.07%		2.04%
Year Ended 10/31/18	50	0.25	%(4)	0.26%		1.25%		1.24%
Year Ended 10/31/17	50	0.25	%(4)	0.27%		0.52%		0.50%
Year Ended 10/31/16(1)	50	0.23	%(4)	0.26%		0.12%		0.09%
Investor Class
Six Months Ended 4/30/21 (unaudited)	$51	0.08	%(4)(9)	0.31	%(9)	0.02	%(9)	(0.21	)%(9)
Year Ended 10/31/20	51	0.24	%(4)	0.31%		0.39%		0.32%
Year Ended 10/31/19	1,006	0.30	%(4)	0.33%		2.02%		1.99%
Year Ended 10/31/18	460	0.30	%(4)	0.31%		1.20%		1.19%
Year Ended 10/31/17	50	0.30	%(4)	0.32%		0.47%		0.45%
Year Ended 10/31/16(1)	50	0.27	%(4)	0.31%		0.08%		0.04%
Administrative Class
Six Months Ended 4/30/21 (unaudited)	$51	0.08	%(4)(9)	0.36	%(9)	0.02	%(9)	(0.26	)%(9)
Year Ended 10/31/20	51	0.27	%(4)	0.37%		0.37%		0.27%
Year Ended 10/31/19	51	0.35	%(4)	0.38%		1.97%		1.94%
Year Ended 10/31/18	50	0.35	%(4)	0.36%		1.15%		1.14%
Year Ended 10/31/17	50	0.35	%(4)	0.37%		0.42%		0.40%
Year Ended 10/31/16(1)	50	0.30	%(4)	0.35%		0.05%		0.00	%(5)
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$32,728	0.08	%(4)(9)	0.46	%(9)	0.02	%(9)	(0.36	)%(9)
Year Ended 10/31/20	39,903	0.30	%(4)	0.46%		0.34%		0.18%
Year Ended 10/31/19	38,039	0.45	%(4)	0.48%		1.87%		1.84%
Year Ended 10/31/18	35,943	0.45	%(4)	0.46%		1.05%		1.04%
Year Ended 10/31/17	39,676	0.45	%(4)	0.47%		0.32%		0.30%
Year Ended 10/31/16(1)	50	0.31	%(4)	0.46%		0.04%		(0.11)%
Participant Class
Six Months Ended 4/30/21 (unaudited)	$10,167,196	0.08	%(4)(9)	0.71	%(9)	0.02	%(9)	(0.61	)%(9)
Year Ended 10/31/20	6,549,518	0.29	%(4)	0.71%		0.35%		(0.07)%
Year Ended 10/31/19	2,724,346	0.45	%(4)	0.73%		1.87%		1.59%
Year Ended 10/31/18	2,780,482	0.45	%(4)	0.71%		1.05%		0.79%
Year Ended 10/31/17	17,766,128	0.44	%(4)	0.72%		0.33%		0.05%
Year Ended 10/31/16(1)	23,770,200	0.34	%(4)	0.71%		0.01%		(0.36)%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$356	0.08	%(4)(9)	0.36	%(9)	0.02	%(9)	(0.26	)%(9)
Year Ended 10/31/20	356	0.26	%(4)	0.36%		0.37%		0.27%
Year Ended 10/31/19	355	0.35	%(4)	0.38%		1.97%		1.94%
Year Ended 10/31/18	1,384	0.35	%(4)	0.36%		1.15%		1.14%
Year Ended 10/31/17	2,097	0.35	%(4)	0.37%		0.42%		0.40%
Year Ended 10/31/16(1)	5,315	0.31	%(4)	0.36%		0.04%		(0.01)%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.002		(0.006)		1.000	0.57%
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.17%
Year Ended 10/31/18	1.000	0.015	(2)	0.000	(3)	(0.015)		1.000	1.55%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.63%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.19%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.003	(2)	0.002		(0.005)		1.000	0.54%
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.12%
Year Ended 10/31/18	1.000	0.015	(2)	0.000	(3)	(0.015)		1.000	1.50%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.58%
Year Ended 10/31/16(1)	1.000	0.002	(2)	(0.000	)(3)	(0.002)		1.000	0.15%
Investor Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.003	(2)	0.002		(0.005)		1.000	0.51%
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.07%
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.45%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.53%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Administrative Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.003	(2)	0.002		(0.005)		1.000	0.49%
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.02%
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.39%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.48%
Year Ended 10/31/16(1)	1.000	0.001	(2)	0.000	(3)	(0.001)		1.000	0.06%
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.003	(2)	0.002		(0.005)		1.000	0.45%
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.92%
Year Ended 10/31/18	1.000	0.013	(2)	0.000	(3)	(0.013)		1.000	1.29%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.38%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.002	(2)	0.002		(0.004)		1.000	0.36%
Year Ended 10/31/19	1.000	0.016	(2)	0.000	(3)	(0.016)		1.000	1.66%
Year Ended 10/31/18	1.000	0.010	(2)	0.000	(3)	(0.010)		1.000	1.04%
Year Ended 10/31/17	1.000	0.001	(2)	0.001		(0.002)		1.000	0.19%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.003	(2)	0.002		(0.005)		1.000	0.49%
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.02%
Year Ended 10/31/18	1.000	0.014	(2)	0.000	(3)	(0.014)		1.000	1.39%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.48%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.06%
Select Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.000	(2)(3)	0.002		(0.002)		1.000	0.25%
Year Ended 10/31/19	1.000	0.013	(2)	0.000	(3)	(0.013)		1.000	1.36%
Year Ended 10/31/18	1.000	0.007	(2)	0.000	(3)	(0.007)		1.000	0.74%
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.04%
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.00	%(5)(8)

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$20,742,190	0.10	%(9)	N/A		0.21	%(9)	0.01	%(9)	(0.10	)%(9)
Year Ended 10/31/20	22,266,196	0.19%		0.19%		0.21%		0.37%		0.35%
Year Ended 10/31/19	14,630,148	0.19%		N/A		0.21%		2.15%		2.13%
Year Ended 10/31/18	13,792,827	0.19%		N/A		0.21%		1.53%		1.51%
Year Ended 10/31/17	12,423,969	0.18%		N/A		0.21%		0.61%		0.58%
Year Ended 10/31/16(1)	18,311,699	0.17%		N/A		0.21%		0.19%		0.15%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$12,582,366	0.10	%(4)(9)	N/A		0.26	%(9)	0.01	%(9)	(0.15	)%(9)
Year Ended 10/31/20	10,007,559	0.21	%(4)	0.21	%(4)	0.26%		0.34%		0.29%
Year Ended 10/31/19	239,361	0.24	%(4)	N/A		0.26%		2.10%		2.08%
Year Ended 10/31/18	331,029	0.24	%(4)	N/A		0.26%		1.48%		1.46%
Year Ended 10/31/17	316,164	0.23	%(4)	N/A		0.26%		0.56%		0.53%
Year Ended 10/31/16(1)	269,931	0.21	%(4)	N/A		0.26%		0.15%		0.10%
Investor Class
Six Months Ended 4/30/21 (unaudited)	$38,216	0.10	%(4)(9)	N/A		0.31	%(9)	0.01	%(9)	(0.20	)%(9)
Year Ended 10/31/20	35,583	0.23	%(4)	0.23	%(4)	0.31%		0.33%		0.25%
Year Ended 10/31/19	14,834	0.29	%(4)	N/A		0.31%		2.05%		2.03%
Year Ended 10/31/18	9,446	0.29	%(4)	N/A		0.31%		1.43%		1.41%
Year Ended 10/31/17	26,243	0.28	%(4)	N/A		0.31%		0.51%		0.48%
Year Ended 10/31/16(1)	21,719	0.26	%(4)	N/A		0.31%		0.10%		0.05%
Administrative Class
Six Months Ended 4/30/21 (unaudited)	$3,276	0.10	%(4)(9)	N/A		0.36	%(9)	0.01	%(9)	(0.25	)%(9)
Year Ended 10/31/20	3,435	0.27	%(4)	0.27	%(4)	0.36%		0.29%		0.20%
Year Ended 10/31/19	3,534	0.34	%(4)	N/A		0.36%		2.00%		1.98%
Year Ended 10/31/18	2,500	0.34	%(4)	N/A		0.36%		1.38%		1.36%
Year Ended 10/31/17	4,340	0.33	%(4)	N/A		0.36%		0.46%		0.43%
Year Ended 10/31/16(1)	1,842	0.32	%(4)	N/A		0.36%		0.04%		0.00	%(5)
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$677,072	0.10	%(4)(9)	N/A		0.46	%(9)	0.01	%(9)	(0.35	)%(9)
Year Ended 10/31/20	575,951	0.29	%(4)	0.29	%(4)	0.46%		0.26%		0.09%
Year Ended 10/31/19	545,826	0.44	%(4)	N/A		0.46%		1.90%		1.88%
Year Ended 10/31/18	467,066	0.44	%(4)	N/A		0.46%		1.28%		1.26%
Year Ended 10/31/17	578,488	0.43	%(4)	N/A		0.46%		0.36%		0.33%
Year Ended 10/31/16(1)	543,850	0.35	%(4)	N/A		0.46%		0.01%		(0.10)%
Participant Class
Six Months Ended 4/30/21 (unaudited)	$3,423,952	0.10	%(4)(9)	N/A		0.71	%(9)	0.01	%(9)	(0.60	)%(9)
Year Ended 10/31/20	2,383,586	0.39	%(4)	0.39	%(4)	0.71%		0.17%		(0.15)%
Year Ended 10/31/19	1,430,849	0.69	%(4)	N/A		0.71%		1.65%		1.63%
Year Ended 10/31/18	789,069	0.69	%(4)	N/A		0.71%		1.03%		1.01%
Year Ended 10/31/17	484,458	0.68	%(4)	N/A		0.71%		0.11%		0.08%
Year Ended 10/31/16(1)	2,881	0.36	%(4)	N/A		0.71%		0.00	%(5)	(0.35)%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$17,476	0.10	%(4)(9)	N/A		0.36	%(9)	0.01	%(9)	(0.25	)%(9)
Year Ended 10/31/20	17,563	0.27	%(4)	0.27	%(4)	0.36%		0.29%		0.20%
Year Ended 10/31/19	17,886	0.34	%(4)	N/A		0.36%		2.00%		1.98%
Year Ended 10/31/18	22,288	0.34	%(4)	N/A		0.36%		1.38%		1.36%
Year Ended 10/31/17	46,862	0.33	%(4)	N/A		0.36%		0.46%		0.43%
Year Ended 10/31/16(1)	62,228	0.30	%(4)	N/A		0.36%		0.06%		0.00	%(5)
Select Class
Six Months Ended 4/30/21 (unaudited)	$51	0.10	%(4)(9)	N/A		1.01	%(9)	0.01	%(9)	(0.90	)%(9)
Year Ended 10/31/20	51	0.51	%(4)	0.51	%(4)	1.01%		0.05%		(0.45)%
Year Ended 10/31/19	50	0.99	%(4)	N/A		1.01%		1.35%		1.33%
Year Ended 10/31/18	50	0.99	%(4)	N/A		1.01%		0.73%		0.71%
Year Ended 10/31/17	50	0.78	%(4)	N/A		1.01%		0.01%		(0.22)%
For the Period Ended 10/31/16(1)	50	0.38	%(4)(9)	N/A		1.01	%(9)	(0.02	)%(9)	(0.65	)%(9)

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.002		(0.006)		1.000	0.61%
Year Ended 10/31/19	1.000	0.021	(2)	0.000	(3)	(0.021)		1.000	2.12%
Year Ended 10/31/18	1.000	0.015	(2)	(0.000	)(3)	(0.015)		1.000	1.51%
Year Ended 10/31/17	1.000	0.006	(2)	0.000	(3)	(0.006)		1.000	0.60%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.14%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.002		(0.006)		1.000	0.58%
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.07%
Year Ended 10/31/18	1.000	0.015	(2)	(0.000	)(3)	(0.015)		1.000	1.46%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.55%
Year Ended 10/31/16(1)	1.000	0.001	(2)	(0.000	)(3)	(0.001)		1.000	0.10%
Investor Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.004	(2)	0.001		(0.005)		1.000	0.55%
Year Ended 10/31/19	1.000	0.020	(2)	0.000	(3)	(0.020)		1.000	2.01%
Year Ended 10/31/18	1.000	0.014	(2)	(0.000	)(3)	(0.014)		1.000	1.41%
Year Ended 10/31/17	1.000	0.005	(2)	0.000	(3)	(0.005)		1.000	0.50%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.001		(0.001)		1.000	0.06%
Administrative Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.003	(2)	0.002		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.96%
Year Ended 10/31/18	1.000	0.014	(2)	(0.000	)(3)	(0.014)		1.000	1.36%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.03%
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.002	(2)	0.003		(0.005)		1.000	0.47%
Year Ended 10/31/19	1.000	0.018	(2)	0.000	(3)	(0.018)		1.000	1.86%
Year Ended 10/31/18	1.000	0.013	(2)	(0.000	)(3)	(0.013)		1.000	1.26%
Year Ended 10/31/17	1.000	0.004	(2)	(0.000	)(3)	(0.004)		1.000	0.35%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Participant Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.002	(2)	0.002		(0.004)		1.000	0.37%
Year Ended 10/31/19	1.000	0.016	(2)	0.000	(3)	(0.016)		1.000	1.61%
Year Ended 10/31/18	1.000	0.010	(2)	(0.000	)(3)	(0.010)		1.000	1.00%
Year Ended 10/31/17	1.000	0.002	(2)	0.000	(3)	(0.002)		1.000	0.16%
Year Ended 10/31/16(1)	1.000	(0.000	)(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.01%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.003	(2)	0.002		(0.005)		1.000	0.52%
Year Ended 10/31/19	1.000	0.019	(2)	0.000	(3)	(0.019)		1.000	1.96%
Year Ended 10/31/18	1.000	0.014	(2)	(0.000	)(3)	(0.014)		1.000	1.36%
Year Ended 10/31/17	1.000	0.004	(2)	0.000	(3)	(0.004)		1.000	0.45%
Year Ended 10/31/16(1)	1.000	0.000	(2)(3)	(0.000	)(3)	(0.000	)(3)	1.000	0.02%
Select Class
Six Months Ended 4/30/21 (unaudited)	$1.000	$0.000	(2)(3)	$0.000	(3)	$(0.000	)(3)	$1.000	0.00	%(5)(8)
Year Ended 10/31/20	1.000	0.001	(2)	0.001		(0.002)		1.000	0.25%
Year Ended 10/31/19	1.000	0.013	(2)	0.000	(3)	(0.013)		1.000	1.30%
Year Ended 10/31/18	1.000	0.007	(2)	(0.000	)(3)	(0.007)		1.000	0.70%
Year Ended 10/31/17	1.000	0.000	(2)(3)	0.000	(3)	(0.000	)(3)	1.000	0.02%
For the Period Ended 10/31/16(1)	1.000	0.001	(2)	(0.001)		(0.000	)(3)	1.000	0.00	%(5)(8)

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$55,857,570	0.08	%(9)	N/A		0.21	%(9)	0.01	%(9)	(0.12	)%(9)
Year Ended 10/31/20	45,646,654	0.18%		0.18%		0.21%		0.43%		0.40%
Year Ended 10/31/19	23,790,835	0.20%		N/A		0.21%		2.09%		2.08%
Year Ended 10/31/18	19,642,850	0.20%		N/A		0.21%		1.51%		1.50%
Year Ended 10/31/17	18,160,353	0.19%		N/A		0.21%		0.59%		0.57%
Year Ended 10/31/16(1)	19,382,045	0.17%		N/A		0.21%		0.15%		0.11%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$2,973,919	0.08	%(4)(9)	N/A		0.26	%(9)	0.01	%(9)	(0.17	)%(9)
Year Ended 10/31/20	4,118,125	0.21	%(4)	0.21	%(4)	0.26%		0.40%		0.35%
Year Ended 10/31/19	398,934	0.25	%(4)	N/A		0.26%		2.04%		2.03%
Year Ended 10/31/18	189,558	0.25	%(4)	N/A		0.26%		1.46%		1.45%
Year Ended 10/31/17	239,841	0.24	%(4)	N/A		0.26%		0.54%		0.52%
Year Ended 10/31/16(1)	277,773	0.21	%(4)	N/A		0.26%		0.11%		0.06%
Investor Class
Six Months Ended 4/30/21 (unaudited)	$51	0.08	%(4)(9)	N/A		0.31	%(9)	0.01	%(9)	(0.22	)%(9)
Year Ended 10/31/20	51	0.25	%(4)	0.25	%(4)	0.31%		0.37%		0.31%
Year Ended 10/31/19	51	0.30	%(4)	N/A		0.31%		1.99%		1.98%
Year Ended 10/31/18	39,323	0.30	%(4)	N/A		0.31%		1.41%		1.40%
Year Ended 10/31/17	63,180	0.29	%(4)	N/A		0.31%		0.49%		0.47%
Year Ended 10/31/16(1)	67,007	0.27	%(4)	N/A		0.31%		0.05%		0.01%
Administrative Class
Six Months Ended 4/30/21 (unaudited)	$1,769	0.08	%(4)(9)	N/A		0.36	%(9)	0.01	%(9)	(0.27	)%(9)
Year Ended 10/31/20	2,024	0.27	%(4)	0.27	%(4)	0.36%		0.34%		0.25%
Year Ended 10/31/19	2,015	0.35	%(4)	N/A		0.36%		1.94%		1.93%
Year Ended 10/31/18	2,378	0.35	%(4)	N/A		0.36%		1.36%		1.35%
Year Ended 10/31/17	127	0.34	%(4)	N/A		0.36%		0.44%		0.42%
Year Ended 10/31/16(1)	50	0.29	%(4)	N/A		0.36%		0.03%		(0.04)%
Advisory Class
Six Months Ended 4/30/21 (unaudited)	$16,081	0.08	%(4)(9)	N/A		0.46	%(9)	0.01	%(9)	(0.37	)%(9)
Year Ended 10/31/20	17,188	0.40	%(4)	0.40	%(4)	0.46%		0.21%		0.15%
Year Ended 10/31/19	42,143	0.45	%(4)	N/A		0.46%		1.84%		1.83%
Year Ended 10/31/18	12,489	0.45	%(4)	N/A		0.46%		1.26%		1.25%
Year Ended 10/31/17	1,806	0.42	%(4)	N/A		0.46%		0.36%		0.32%
Year Ended 10/31/16(1)	53,009	0.31	%(4)	N/A		0.46%		0.01%		(0.14)%
Participant Class
Six Months Ended 4/30/21 (unaudited)	$471	0.08	%(4)(9)	N/A		0.71	%(9)	0.01	%(9)	(0.62	)%(9)
Year Ended 10/31/20	575	0.40	%(4)	0.40	%(4)	0.71%		0.21%		(0.10)%
Year Ended 10/31/19	629	0.70	%(4)	N/A		0.71%		1.59%		1.58%
Year Ended 10/31/18	234	0.70	%(4)	N/A		0.71%		1.01%		1.00%
Year Ended 10/31/17	307	0.62	%(4)	N/A		0.71%		0.16%		0.07%
Year Ended 10/31/16(1)	689	0.33	%(4)	N/A		0.71%		(0.01)%		(0.39)%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$10,545	0.08	%(4)(9)	N/A		0.36	%(9)	0.01	%(9)	(0.27	)%(9)
Year Ended 10/31/20	11,108	0.28	%(4)	0.28	%(4)	0.36%		0.33%		0.25%
Year Ended 10/31/19	18,758	0.35	%(4)	N/A		0.36%		1.94%		1.93%
Year Ended 10/31/18	51,187	0.35	%(4)	N/A		0.36%		1.36%		1.35%
Year Ended 10/31/17	80,852	0.34	%(4)	N/A		0.36%		0.44%		0.42%
Year Ended 10/31/16(1)	99,031	0.29	%(4)	N/A		0.36%		0.03%		(0.04)%
Select Class
Six Months Ended 4/30/21 (unaudited)	$51	0.08	%(4)(9)	N/A		1.01	%(9)	0.01	%(5)(9)	(0.92	)%(9)
Year Ended 10/31/20	51	0.54	%(4)	0.54	%(4)	1.00%		0.07%		(0.39)%
Year Ended 10/31/19	50	1.00	%(4)	N/A		1.01%		1.29%		1.28%
Year Ended 10/31/18	50	1.00	%(4)	N/A		1.01%		0.71%		0.70%
Year Ended 10/31/17	50	0.76	%(4)	N/A		1.01%		0.02%		(0.23)%
For the Period Ended 10/31/16(1)	50	0.34	%(4)(9)	N/A		1.01	%(9)	(0.02	)%(9)	(0.69	)%(9)

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$1.0001	$0.0001	(2)(3)	$(0.0001	)(3)	$(0.0000	)(3)	$1.0001	0.00	%(5)(8)
Year Ended 10/31/20	1.0001	0.0064	(2)	(0.0004	)(3)	(0.0060)		1.0001	0.60%
Year Ended 10/31/19	1.0000	0.0141	(2)	0.0001	(3)	(0.0141)		1.0001	1.43%
Year Ended 10/31/18	1.0000	0.0118	(2)	(0.0003	)(3)	(0.0115)		1.0000	1.16%
Year Ended 10/31/17	1.0000	0.0059	(2)	(0.0002	)(3)	(0.0057)		1.0000	0.57%
Year Ended 10/31/16(1)	1.0000	0.0014	(2)	0.0026		(0.0040	)(7)	1.0000	0.40%
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$1.0001	$0.0001	(2)(3)	$(0.0001	)(3)	$(0.0000	)(3)	$1.0001	0.00	%(5)(8)
Year Ended 10/31/20	1.0001	0.0060	(2)	(0.0004	)(3)	(0.0056)		1.0001	0.56%
Year Ended 10/31/19	1.0000	0.0136	(2)	0.0001	(3)	(0.0136)		1.0001	1.38%
Year Ended 10/31/18	1.0000	0.0113	(2)	(0.0003	)(3)	(0.0110)		1.0000	1.10%
Year Ended 10/31/17	1.0000	0.0054	(2)	(0.0002	)(3)	(0.0052)		1.0000	0.52%
Year Ended 10/31/16(1)	1.0000	0.0011	(2)	0.0027		(0.0038	)(7)	1.0000	0.37%
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$1.0002	$0.0001	(2)(3)	$(0.0001	)(3)	$(0.0000	)(3)	$1.0002	0.00	%(5)(8)
Year Ended 10/31/20	1.0001	0.0054	(2)	(0.0003	)(3)	(0.0050)		1.0002	0.51%
Year Ended 10/31/19	1.0000	0.0126	(2)	0.0001	(3)	(0.0126)		1.0001	1.27%
Year Ended 10/31/18	1.0000	0.0103	(2)	(0.0003	)(3)	(0.0100)		1.0000	1.02%
Year Ended 10/31/17	1.0000	0.0044	(2)	(0.0002	)(3)	(0.0042)		1.0000	0.42%
Year Ended 10/31/16(1)	1.0000	0.0009	(2)	0.0022		(0.0031	)(7)	1.0000	0.31%

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets
Tax-Exempt Portfolio:
Institutional Class
Six Months Ended 4/30/21 (unaudited)	$262,882	0.10	%(9)	0.33	%(9)	0.01	%(9)	(0.22	)%(9)	N/A
Year Ended 10/31/20	366,440	0.15%		0.29%		0.63%		0.49%		N/A
Year Ended 10/31/19	612,147	0.15%		0.27%		1.40%		1.28%		N/A
Year Ended 10/31/18	491,714	0.18%		0.33%		1.18%		1.03%		N/A
Year Ended 10/31/17	144,208	0.18%		0.51%		0.59%		0.26%		N/A
Year Ended 10/31/16(1)	59,273	0.11	%(6)	0.48%		0.18	%(6)	(0.19)%		0.00	%(5)
Institutional Select Class
Six Months Ended 4/30/21 (unaudited)	$51	0.10	%(4)(9)	0.38	%(9)	0.01	%(9)	(0.27	)%(9)	N/A
Year Ended 10/31/20	51	0.18	%(4)	0.34%		0.59%		0.43%		N/A
Year Ended 10/31/19	50	0.20	%(4)	0.32%		1.35%		1.23%		N/A
Year Ended 10/31/18	50	0.23	%(4)	0.38%		1.13%		0.98%		N/A
Year Ended 10/31/17	50	0.23	%(4)	0.56%		0.54%		0.21%		N/A
Year Ended 10/31/16(1)	50	0.14	%(4)(6)	0.53%		0.15	%(6)	(0.24)%		0.00	%(5)
Cash Management Class
Six Months Ended 4/30/21 (unaudited)	$4,740	0.10	%(4)(9)	0.48	%(9)	0.01	%(9)	(0.37	)%(9)	N/A
Year Ended 10/31/20	4,816	0.25	%(4)	0.44%		0.53%		0.34%		N/A
Year Ended 10/31/19	7,435	0.30	%(4)	0.42%		1.25%		1.13%		N/A
Year Ended 10/31/18	11,805	0.33	%(4)	0.48%		1.03%		0.88%		N/A
Year Ended 10/31/17	20,776	0.33	%(4)	0.66%		0.44%		0.11%		N/A
Year Ended 10/31/16(1)	30,694	0.20	%(4)(6)	0.63%		0.09	%(6)	(0.34)%		0.00	%(5)
The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Notes to Financial Highlights

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund. The Ratio of Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income (loss).

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.0005 per share.

(4)  Ratios of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Funds' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

(5)  Amount is less than 0.005%.

(6)  The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

(7)  Includes paid-in-capital distribution of $0.0022.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Trust is comprised of seven separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds"). The Trust offers up to eight different classes of shares for certain Funds. Each Fund offers the Institutional Class, Institutional Select Class, Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class and the Select Class is only offered to Government, Treasury and Treasury Securities Portfolios. The Trust applies investment company accounting and reporting guidance. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights.

The Investor Class and Administrative Class were fully redeemed during the month of October 2016 from the ESG Money Market Portfolio, Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2021. In addition, during the month of October 2016, the Participant Class was fully redeemed from the Prime Portfolio and Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2021. During the month of November 2016, the Advisory Class was fully redeemed from the Tax-Exempt Portfolio and there were no shares outstanding as of April 30, 2021. Accordingly, no financial highlights have been presented for these classes.

ESG Money Market, Prime and Tax-Exempt Portfolios operate as "institutional money market funds," which require these Funds to have a floating NAV, rounded to the fourth decimal place. In addition, these Funds are permitted to impose a liquidity fee on redemptions or temporarily restrict redemptions if weekly liquid assets fall below required regulatory thresholds. These changes may affect the investment strategies, performance and operating expenses of these Funds. Government, Government Securities, Treasury and Treasury Securities Portfolios operate as "government money market funds," which allow these Funds to continue to seek a stable NAV. These Funds will not impose a liquidity fee or temporarily suspend redemptions in the event that weekly liquid assets fall below specified regulatory thresholds.

For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) ESG Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics; and (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Fund's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of April 30, 2021:

ESG Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$310,055	$—	$310,055
Commercial Paper	—	735,731	—	735,731
Corporate Bond	—	7,841	—	7,841
Floating Rate Notes	—	446,124	—	446,124
Repurchase Agreements	—	1,034,000	—	1,034,000
Time Deposits	—	550,000	—	550,000
Total Assets	$—	$3,083,751	$—	$3,083,751

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,076,998	$—	$1,076,998
Commercial Paper	—	4,725,220	—	4,725,220
Floating Rate Notes	—	1,934,206	—	1,934,206
Repurchase Agreements	—	5,314,000	—	5,314,000
Time Deposits	—	2,146,000	—	2,146,000
Total Assets	$—	$15,196,424	$—	$15,196,424

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$62,849,701	$—	$62,849,701
U.S. Agency Securities	—	13,966,282	—	13,966,282
U.S. Treasury Securities	—	46,122,266	—	46,122,266
Total Assets	$—	$122,938,249	$—	$122,938,249

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Agency Securities	$—	$3,088,289	$—	$3,088,289
U.S. Treasury Securities	—	8,477,889	—	8,477,889
Total Assets	$—	$11,566,178	$—	$11,566,178

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$12,471,003	$—	$12,471,003
U.S. Treasury Securities	—	25,508,842	—	25,508,842
Total Assets	$—	$37,979,845	$—	$37,979,845

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$64,283,285	$—	$64,283,285
Total Assets	$—	$64,283,285	$—	$64,283,285

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$149,202	$—	$149,202
Daily Variable Rate Bonds	—	71,550	—	71,550
Commercial Paper	—	14,800	—	14,800
Municipal Bonds & Notes	—	13,161	—	13,161
Closed-End Investment Companies	—	13,000	—	13,000
Floating Rate Notes	—	5,500	—	5,500
Total Assets	$—	$267,213	$—	$267,213

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

4.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:

Fund	Advisory Fees
ESG Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory fees, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:

	Maximum Expense Ratios
Class	ESG Money Market	Prime	Government	Government Securities
Institutional Class	0.20%	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70	0.45
Cash Management Class	0.35	0.35	0.35	0.35
Select Class	—	—	1.00	—
	Maximum Expense Ratios
Class	Treasury	Treasury Securities	Tax-Exempt
Institutional Class	0.20%	0.20%	0.20%
Institutional Select Class	0.25	0.25	0.25
Investor Class	0.30	0.30	0.30
Administrative Class	0.35	0.35	0.35
Advisory Class	0.45	0.45	0.45
Participant Class	0.70	0.70	0.70
Cash Management Class	0.35	0.35	0.35
Select Class	1.00	1.00	—

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Funds' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the six months ended April 30, 2021, the

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Funds had advisory fees waived and/or certain expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)
ESG Money Market	$1,308
Prime	5,756
Government	64,471
Government Securities	6,417
Treasury	19,320
Treasury Securities	34,395
Tax-Exempt	280

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund's average daily net assets (without giving effect to any fee waivers). Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net investment income.

For the six months ended April 30, 2021, the Funds had administration fees waived as follows:

Fund	Administration Fees Waived (000)
Government	$965
Government Securities	277
Treasury	273
Treasury Securities	932
Tax-Exempt	70

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.

The Trust has entered into an Administration Plan with respect to its Institutional Select Class, Investor Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the six months ended April 30, 2021, this waiver amounted to approximately $6,944,000.

The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the six months ended April 30, 2021, this waiver amounted to approximately $4,630,000.

The Distributor has agreed to reduce its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund. For the six months ended April 30, 2021, the Government Securities Participant Class waiver amounted to approximately $11,574,000.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's Dividend Disbursing and Transfer Agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation to the Trust with respect to certain direct transactions with the Trust.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

	2020 Distributions Paid From:			2019 Distributions Paid From:
Fund	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Tax- Exempt Income (000)	Paid-in- Capital (000)
ESG Money Market	$32,296	$—	$—	$65,315	$—	$—
Prime	135,624	—	—	252,088	—	—
Government	412,036	—	—	1,227,717	—	—
Government Securities	17,213	—	—	58,983	—	—
Treasury	102,639	—	—	361,632	—	—
Treasury Securities	166,232	—	—	463,310	—	—
Tax-Exempt	13	3,150	20	—	8,108	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

Permanent differences are due to return of capital distributions. These resulted in the following reclassifications among the Funds' components of net assets at October 31, 2020:

Fund	Total Distributable Earnings (Accumulated Loss) (000)	Paid-in- Capital (000)
Tax-Exempt	$20	$(20)

At October 31, 2020, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-term Capital Gain (000)
ESG Money Market	$1,168	$—	$—
Prime	5,921	—	—
Government	3,020	—	—
Government Securities	892	—	1
Treasury	1,145	—	—
Treasury Securities	1,112	—	—
Tax-Exempt	—	—	—

At October 31, 2020, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
ESG Money Market	$1,367	$—
Prime	17,109	—
Government	862	380
Treasury	1,317	252
Treasury Securities	820	357

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended October 31, 2020, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Government	$1,369
Government Securities	26
Treasury	211
Treasury Securities	670

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Notes to Financial Statements (cont'd)

H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2021, Tax-Exempt Portfolio engaged in cross-trade purchases of approximately $500,000 and sales of approximately $7,600,000, which resulted in no net realized gains or losses.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.

I. Other: At April 30, 2021, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percentage of Ownership
ESG Money Market	64.3%
Prime	38.6
Government	41.6
Government Securities	86.7
Treasury	57.3
Treasury Securities	45.6
Tax-Exempt	89.3

J. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

K. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. On March 5, 2021, the FCA announced that LIBOR will either cease to be provided by any administrator, or no longer be representative for many LIBOR settings after December 31, 2021, and for certain commonly-used tenors of U.S. dollar LIBOR after June 30, 2023. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021 (or a later date, if a particular Reference Rate is expected to continue beyond 2021), it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

2021 Semi-Annual Report

April 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions
Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market
Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

2021 Semi-Annual Report

April 30, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/liquidityshareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

The Trust's Statement of Additional Information contains additional information about the Trust, including its Trustees. It is available, without charge, by calling toll free at 1 (888) 378-1630.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (888) 378-1630 or by visiting our website at www.morganstanley.com/im/liquidityshareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Liquidity Funds, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/liquidityshareholderreports or call toll free 1 (888) 378-1630.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILFSAN
3605178 EXP 06.30.22

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

June 15, 2021

/s/ Francis Smith

Francis Smith

Principal Financial Officer

June 15, 2021